Item 1 Schedule of Investments


 T. Rowe Price Equity Income Portfolio
 (Unaudited)                                              March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                        Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  94.8%
 CONSUMER DISCRETIONARY  16.8%
 Automobiles  0.2%
 GM                                                    100,500       2,954

                                                                     2,954

 Distributors  0.8%
 Genuine Parts                                         282,350       12,280

                                                                     12,280

 Hotels, Restaurants & Leisure  1.4%
 Hilton                                                225,200       5,033

 McDonald's                                            326,100       10,155

 Starwood Hotels & Resorts Worldwide, Equity Units     104,005       6,243

                                                                     21,431

 Household Durables  2.6%
 Fortune Brands                                        156,000       12,578

 Newell Rubbermaid                                     654,800       14,366

 Sony (JPY)                                            223,800       8,913

 Whirlpool                                             80,600        5,459

                                                                     41,316

 Leisure Equipment & Products  2.1%
 Eastman Kodak                                         440,400       14,335

 Mattel                                                855,500       18,265

                                                                     32,600

 Media  8.2%
 Comcast, Class A *                                    610,963       20,638

 Disney                                                580,600       16,681

 Dow Jones                                             371,000       13,864

 Gannett                                               102,800       8,130

 Knight-Ridder                                         119,600       8,043

 New York Times, Class A                               555,500       20,320

 Time Warner *                                         1,057,400     18,557

 Viacom, Class B                                       665,600       23,183

                                                                     129,416

 Multiline Retail  0.6%
 May Department Stores                                 241,200       8,929

                                                                     8,929

 Specialty Retail  0.9%
 Home Depot                                            260,500       9,962

 RadioShack                                            179,200       4,390

                                                                     14,352

 Total Consumer Discretionary                                        263,278

 CONSUMER STAPLES  8.7%
 Beverages  2.8%
 Anheuser-Busch                                        408,100       19,340

 Coca-Cola                                             512,000       21,335

 Coca-Cola Enterprises                                 121,500       2,493

                                                                     43,168

 Food Products  2.4%
 Campbell Soup                                         423,300       12,284

 ConAgra                                               214,600       5,799

 General Mills                                         252,100       12,391

 Unilever (EUR)                                        113,300       7,713

                                                                     38,187

 Household Products  2.4%
 Clorox                                                81,700        5,146

 Colgate-Palmolive                                     384,900       20,080

 Kimberly-Clark                                        180,100       11,838

                                                                     37,064

 Tobacco  1.1%
 Altria Group                                          121,400       7,938

 UST                                                   182,000       9,410

                                                                     17,348

 Total Consumer Staples                                              135,767

 ENERGY  8.5%
 Energy Equipment & Services  0.4%
 Schlumberger                                          101,100       7,125

                                                                     7,125

 Oil & Gas  8.1%
 Amerada Hess                                          189,800       18,261

 Anadarko Petroleum                                    143,000       10,882

 BP ADR                                                243,596       15,201

 ChevronTexaco                                         497,152       28,989

 ExxonMobil                                            517,922       30,868

 Royal Dutch Petroleum ADS                             370,800       22,263

 Unocal                                                6,100         376

                                                                     126,840

 Total Energy                                                        133,965

 FINANCIALS  18.0%
 Capital Markets  4.2%
 Charles Schwab                                        1,308,600     13,753

 Janus Capital Group                                   203,400       2,837

 Mellon Financial                                      511,200       14,590

 Morgan Stanley                                        305,200       17,473

 Northern Trust                                        113,300       4,922

 State Street                                          267,700       11,704

                                                                     65,279

 Commercial Banks  3.9%
 AmSouth                                               37,100        963

 Bank of America                                       443,740       19,569

 Bank of Ireland (EUR)                                 432,300       6,828

 Mercantile Bankshares                                 117,750       5,989

 National City                                         172,300       5,772

 SunTrust                                              184,300       13,282

 Wells Fargo                                           101,860       6,091

 Wilmington Trust                                      76,200        2,675

                                                                     61,169

 Consumer Finance  0.5%
 American Express                                      163,500       8,399

                                                                     8,399

 Diversified Financial Services  2.4%
 Citigroup                                             183,364       8,240

 J.P. Morgan Chase                                     862,741       29,851

                                                                     38,091

 Insurance  6.0%
 American International Group                          163,600       9,065

 Chubb                                                 132,400       10,495

 Lincoln National                                      260,747       11,770

 Marsh & McLennan                                      741,300       22,550

 Safeco                                                234,000       11,398

 St. Paul Companies                                    342,646       12,586

 UnumProvident                                         577,600       9,831

 XL Capital                                            80,000        5,790

                                                                     93,485

 Real Estate  0.4%
 Simon Property Group, REIT                            101,836       6,169

                                                                     6,169

 Thrifts & Mortgage Finance  0.6%
 Fannie Mae                                            162,600       8,853

                                                                     8,853

 Total Financials                                                    281,445

 HEALTH CARE  8.7%
 Biotechnology  0.6%
 MedImmune *                                           390,000       9,286

                                                                     9,286

 Health Care Equipment & Supplies  1.3%
 Baxter International                                  369,500       12,555

 Boston Scientific *                                   287,800       8,430

                                                                     20,985

 Health Care Providers & Services  0.3%
 Cardinal Health                                       82,500        4,604

                                                                     4,604

 Pharmaceuticals  6.5%
 Abbott Laboratories                                   250,700       11,687

 Bristol Myers Squibb                                  747,700       19,036

 Johnson & Johnson                                     307,500       20,652

 Merck                                                 725,400       23,481

 Schering-Plough                                       535,300       9,716

 Wyeth                                                 408,100       17,214

                                                                     101,786

 Total Health Care                                                   136,661

 INDUSTRIALS & BUSINESS SERVICES  11.9%
 Aerospace & Defense  4.2%
 Honeywell International                               601,700       22,389

 Lockheed Martin                                       251,900       15,381

 Raytheon                                              347,600       13,452

 Rockwell Collins                                      303,100       14,425

                                                                     65,647

 Commercial Services & Supplies  1.3%
 Cendant                                               345,100       7,088

 Waste Management                                      438,872       12,662

                                                                     19,750

 Electrical Equipment  1.7%
 Cooper Industries, Class A                            182,167       13,029

 Emerson Electric                                      94,800        6,155

 Rockwell Automation                                   140,900       7,980

                                                                     27,164

 Industrial Conglomerates  1.9%
 GE                                                    833,300       30,049

                                                                     30,049

 Machinery  0.7%
 Pall                                                  397,600       10,783

                                                                     10,783

 Road & Rail  2.1%
 Norfolk Southern                                      282,600       10,470

 Union Pacific                                         321,500       22,409

                                                                     32,879

 Total Industrials & Business Services                               186,272

 INFORMATION TECHNOLOGY  5.9%
 Communications Equipment  1.4%
 Lucent Technologies *                                 863,800       2,376

 Motorola                                              655,600       9,814

 Nokia ADR *                                           626,800       9,672

                                                                     21,862

 Computers & Peripherals  1.3%
 Hewlett-Packard                                       895,136       19,639

                                                                     19,639

 Electronic Equipment & Instruments  0.2%
 Agilent Technologies *                                160,100       3,554

                                                                     3,554

 Semiconductor & Semiconductor Equipment  2.0%
 Analog Devices                                        284,800       10,293

 Intel                                                 324,400       7,536

 Texas Instruments                                     520,300       13,262

                                                                     31,091

 Software  1.0%
 Microsoft                                             649,700       15,703

                                                                     15,703

 Total Information Technology                                        91,849

 MATERIALS  5.9%
 Chemicals  2.9%
 Dow Chemical                                          288,400       14,377

 DuPont                                                253,200       12,974

 Great Lakes Chemical                                  211,100       6,780

 Hercules *                                            358,000       5,187

 International Flavors & Fragrances                    158,900       6,277

                                                                     45,595

 Construction Materials  0.5%
 Vulcan Materials                                      141,000       8,013

                                                                     8,013

 Metals & Mining  0.8%
 Alcoa                                                 407,200       12,375

                                                                     12,375

 Paper & Forest Products  1.7%
 International Paper                                   486,053       17,882

 MeadWestvaco                                          256,700       8,168

                                                                     26,050

 Total Materials                                                     92,033

 TELECOMMUNICATION SERVICES  5.5%
 Diversified Telecommunication Services  5.5%
 Alltel                                                284,700       15,616

 AT&T                                                  525,640       9,856

 Qwest Communications International *                  2,796,800     10,348

 SBC Communications                                    558,468       13,230

 Sprint-FON Group                                      755,500       17,188

 Telus (CAD)                                           64,800        2,083

 Telus (Non-voting shares)                             95,000        2,927

 Verizon Communications                                427,042       15,160

 Total Telecommunication Services                                    86,408

 UTILITIES  4.9%
 Electric Utilities  2.0%
 FirstEnergy                                           199,420       8,366

 Progress Energy                                       264,200       11,083

 Teco Energy                                           200,500       3,144

 XCEL Energy                                           520,700       8,945

                                                                     31,538

 Gas Utilities  1.1%
 NiSource                                              716,100       16,320

                                                                     16,320

 Multi-Utilities & Unregulated Power  1.8%
 Constellation Energy Group                            222,300       11,493

 Duke Energy                                           608,000       17,030

                                                                     28,523

 Total Utilities                                                     76,381

 Total Common Stocks (Cost  $1,288,383)                              1,484,059

 CONVERTIBLE PREFERRED STOCKS  0.2%
 Insurance  0.2%
 UnumProvident                                         114,700       3,318

 Total Convertible Preferred Stocks (Cost  $2,867)                   3,318

 CONVERTIBLE BONDS  0.3%
 Communications Equipment  0.3%
 Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)    5,035,000     5,225

 Total Convertible Bonds (Cost  $5,450)                              5,225

 SHORT-TERM INVESTMENTS  4.9%
 Money Market Fund  4.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       77,040,698    77,041

 Total Short-Term Investments (Cost  $77,041)                        77,041

 Total Investments in Securities
 100.2% of Net Assets (Cost $1,373,741)                $             1,569,643


 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 +   Affiliated company - See Note 3
 ADR American Depository Receipts
 ADS American Depository Shares
 CAD Canadian dollar
 EUR Euro
 JPY Japanese yen
 REIT Real Estate Investment Trust

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At March 31, 2005, the cost of investments for federal income tax purposes was $1,373,741,000. Net unrealized gain aggregated $195,902,000 at period-end, of which $260,413,000 related to appreciated investments and $64,511,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $479,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $77,041,000 and $72,901,000, respectively. For the three months ended March 31, 2005, realized gain/loss on affiliated companies was $0.



 T. Rowe Price New America Growth Portfolio
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.5%
 CONSUMER DISCRETIONARY  18.3%
 Automobiles  0.8%
 Harley-Davidson                                       10,500        606

                                                                     606

 Hotels, Restaurants & Leisure  3.9%
 International Game Technology                         41,300        1,101

 Outback Steakhouse                                    8,400         384

 PF Chang's China Bistro *                             10,100        604

 Royal Caribbean Cruises                               17,200        769

                                                                     2,858

 Household Durables  0.9%
 Harman International                                  7,100         628

                                                                     628

 Internet & Catalog Retail  0.6%
 Amazon.com *                                          1,700         58

 eBay *                                                10,600        395

                                                                     453

 Leisure Equipment & Products  1.4%
 Brunswick                                             22,700        1,064

                                                                     1,064

 Media  6.0%
 Getty Images *                                        18,100        1,287

 Liberty Media, Class A *                              83,500        866

 News Corporation, Class A                             23,200        392

 Scripps, Class A                                      20,200        985

 Viacom, Class B                                       25,801        899

                                                                     4,429

 Multiline Retail  2.1%
 Family Dollar Stores                                  28,200        856

 Kohl's *                                              12,900        666

                                                                     1,522

 Specialty Retail  2.6%
 Home Depot                                            6,300         241

 PETsMART                                              34,200        983

 Staples                                               21,300        670

                                                                     1,894

 Total Consumer Discretionary                                        13,454

 CONSUMER STAPLES  3.4%
 Food & Staples Retailing  3.4%
 Sysco                                                 40,250        1,441

 Wal-Mart                                              20,800        1,042

 Total Consumer Staples                                              2,483

 ENERGY  4.4%
 Energy Equipment & Services  3.9%
 Baker Hughes                                          13,725        611

 Cooper Cameron *                                      9,200         526

 Diamond Offshore Drilling                             8,350         417

 Smith International                                   20,500        1,286

                                                                     2,840

 Oil & Gas  0.5%
 Murphy Oil                                            3,700         365

                                                                     365

 Total Energy                                                        3,205

 FINANCIALS  10.5%
 Capital Markets  5.0%
 Eaton Vance                                           12,100        284

 Franklin Resources                                    8,300         570

 Goldman Sachs                                         4,550         501

 Investors Financial Services                          7,900         386

 Legg Mason                                            6,500         508

 Lehman Brothers                                       5,800         546

 Morgan Stanley                                        4,200         240

 State Street                                          15,600        682

                                                                     3,717

 Diversified Financial Services  1.1%
 Citigroup                                             17,300        778

                                                                     778

 Insurance  4.4%
 AFLAC                                                 10,400        387

 American International Group                          12,500        693

 Assurant                                              17,700        596

 Genworth Financial, Class A                           13,200        363

 Hartford Financial Services                           8,400         576

 Progressive Corporation                               6,600         606

                                                                     3,221

 Total Financials                                                    7,716

 HEALTH CARE  15.3%
 Biotechnology  4.9%
 Amgen *                                               20,900        1,217

 Amylin Pharmaceuticals *                              11,200        196

 Celgene *                                             4,200         143

 Cephalon *                                            10,150        475

 Genentech *                                           9,700         549

 Gilead Sciences *                                     14,700        526

 Martek Biosciences *                                  2,100         122

 Neurocrine Biosciences *                              5,200         198

 OSI Pharmaceuticals *                                 5,100         211

                                                                     3,637

 Health Care Equipment & Supplies  3.7%
 Boston Scientific *                                   14,600        428

 Medtronic                                             25,200        1,284

 ResMed *                                              8,700         491

 Stryker                                               11,400        508

                                                                     2,711

 Health Care Providers & Services  3.9%
 Henry Schein *                                        12,400        444

 Laboratory Corporation of America *                   9,900         477

 Quest Diagnostics                                     7,900         831

 UnitedHealth Group                                    11,700        1,116

                                                                     2,868

 Pharmaceuticals  2.8%
 Atherogenics *                                        5,500         72

 Elan ADR *                                            17,800        58

 Johnson & Johnson                                     13,400        900

 Pfizer                                                31,900        838

 Sepracor *                                            2,900         166

                                                                     2,034

 Total Health Care                                                   11,250

 INDUSTRIALS & BUSINESS SERVICES  13.1%
 Aerospace & Defense  1.3%
 Lockheed Martin                                       15,300        934

                                                                     934

 Air Freight & Logistics  1.9%
 Expeditors International of Washington                6,700         359

 UPS, Class B                                          14,700        1,069

                                                                     1,428

 Airlines  0.7%
 Southwest Airlines                                    38,300        546

                                                                     546

 Commercial Services & Supplies  4.7%
 Apollo Group, Class A *                               6,600         489

 ChoicePoint *                                         32,400        1,300

 Cintas                                                10,800        446

 Consolidated Graphics *                               9,000         473

 Education Management *                                25,700        718

                                                                     3,426

 Industrial Conglomerates  3.2%
 GE                                                    35,900        1,295

 Roper Industries                                      15,800        1,035

                                                                     2,330

 Machinery  1.3%
 Deere                                                 14,600        980

                                                                     980

 Total Industrials & Business Services                               9,644

 INFORMATION TECHNOLOGY  31.6%
 Communications Equipment  3.0%
 Cisco Systems *                                       78,950        1,412

 Juniper Networks *                                    21,600        477

 Research In Motion *                                  4,200         321

                                                                     2,210

 Computers & Peripherals  3.0%
 Dell *                                                58,000        2,228

                                                                     2,228

 Electronic Equipment & Instruments  1.8%
 CDW                                                   20,600        1,168

 Dolby Laboratories, Class A *                         7,500         176

                                                                     1,344

 Internet Software & Services  0.5%
 IAC/InterActiveCorp *                                 16,728        372

                                                                     372

 IT Services  7.6%
 Affiliated Computer Services, Class A *               17,200        916

 Automatic Data Processing                             11,200        503

 Certegy                                               25,400        879

 First Data                                            26,800        1,053

 Fiserv *                                              6,900         275

 Iron Mountain *                                       27,100        781

 Paychex                                               16,900        555

 SunGard Data Systems *                                18,800        649

                                                                     5,611

 Semiconductor & Semiconductor Equipment  7.4%
 Altera *                                              18,800        372

 Analog Devices                                        21,600        781

 Intel                                                 47,400        1,101

 Linear Technology                                     15,200        582

 Maxim Integrated Products                             9,100         372

 Microchip Technology                                  26,800        697

 Texas Instruments                                     21,300        543

 Xilinx                                                32,800        959

                                                                     5,407

 Software  8.3%
 Adobe Systems                                         7,500         504

 Intuit *                                              25,400        1,112

 Jack Henry & Associates                               45,200        813

 Mercury Interactive *                                 14,550        689

 Microsoft                                             60,900        1,472

 Red Hat *                                             15,200        166

 SAP ADR                                               10,900        437

 Symantec *                                            40,500        864

                                                                     6,057

 Total Information Technology                                        23,229

 MATERIALS  0.4%
 Metals & Mining  0.4%
 Nucor                                                 5,500         317

 Total Materials                                                     317

 TELECOMMUNICATION SERVICES  1.5%
 Diversified Telecommunication Services  0.5%
 Sprint                                                18,000        409

                                                                     409

 Wireless Telecommunication Services  1.0%
 Nextel Communications, Class A *                      20,800        591

 Nextel Partners, Class A *                            5,900         130

                                                                     721

 Total Telecommunication Services                                    1,130

 Total Common Stocks (Cost  $61,763)                                 72,428

 SHORT-TERM INVESTMENTS  0.4%
 Money Market Fund  0.4%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       257,430       257

 Total Short-Term Investments (Cost  $257)                           257

 Total Investments in Securities
 98.9% of Net Assets (Cost                             $             72,685
$62,020)


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $62,020,000. Net unrealized gain aggregated $10,665,000 at period-end, of which $12,468,000 related to appreciated investments and $1,803,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $6,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $257,000 and $4,443,000, respectively.




 T. Rowe Price Personal Strategy Balanced Portfolio
 Unaudited                                               March 31, 2005
 PORTFOLIO OF INVESTMENTS (1) Shares/$ Par Value
 (Cost and value in $ 000s)

 COMMON STOCKS  67.2%
 CONSUMER DISCRETIONARY  9.1%
 Auto Components  0.1%
 Autoliv GDR (SEK)                                     2,100         100

 Keystone Automotive *ss.                              700           16

 Koito Manufacturing (JPY) ss.                         3,800         38

 Strattec Security *                                   300           16

 TRW *                                                 700           14

                                                                     184

 Automobiles  0.7%
 Ford Motor                                            23,400        265

 Harley-Davidson                                       3,600         208

 Honda (JPY)                                           1,100         55

 Peugeot (EUR) ss.                                     841           54

 Renault (EUR) ss.                                     832           74

 Toyota Motor (JPY)                                    6,400         238

 Winnebago ss.                                         100           3

                                                                    897

 Distributors  0.0%
 Cycle & Carriage (SGD)                                1,501         11

 Pacific Brands (AUD) ss.                              14,153        27

                                                                     38

 Hotels, Restaurants & Leisure  1.4%
 Applebee's                                            662           18

 BJ's Restaurants *ss.                                 600           12

 Carnival                                              9,100         472

 CEC Entertainment *                                   550           20

 Great Wolf Resorts *                                  400           10

 Harrah's Entertainment                                100           6

 Hilton Group (GBP)                                    5,200         30

 International Game Technology                         9,500         253

 Marriott, Class A                                     2,600         174

 McDonald's                                            3,600         112

 Mitchells & Butlers (GBP)                             6,330         41

 Panera Bread, Class A *ss.                            600           34

 PF Chang's China Bistro *ss.                          500           30

 Red Robin Gourmet Burgers *ss.                        300           15

 Ruby Tuesday ss.                                      500           12

 Sonic *                                               1,437         48

 Starbucks *                                           1,600         83

 Starwood Hotels & Resorts Worldwide, Equity Units     4,900         294

 Texas Roadhouse, Class A *ss.                         100           3

 The Cheesecake Factory *                              1,300         46

 Whitbread (GBP)                                       2,887         51

                                                                     1,764

 Household Durables  0.9%
 Fortune Brands                                        1,500         121

 Goldcrest Company (JPY)                               800           46

 Jarden *ss.                                           950           44

 Newell Rubbermaid                                     24,100        529

 Persimmon (GBP)                                       3,721         53

 Philips Electronics (EUR) *                           1,750         48

 Pioneer (JPY) ss.                                     2,500         45

 Sony (JPY)                                            3,100         123

 THOMSON Multimedia (EUR) ss.                          4,264         115

                                                                     1,124

 Internet & Catalog Retail  0.2%
 Amazon.com *                                          2,000         69

 eBay *                                                4,400         164

 J. Jill Group *                                       1,200         16

 priceline.com *ss.                                    600           15

                                                                     264

 Leisure Equipment & Products  0.4%
 Brunswick                                             1,300         61

 Eastman Kodak                                         8,200         267

 MarineMax *ss.                                        800           25

 Nikon (JPY)                                           3,000         35

 Polaris Industries                                    300           21

 SCP Pool                                              737           23

 Sega Sammy Holdings (JPY)                             400           24

                                                                     456

 Media  3.0%
 Aegis Group (GBP)                                     32,694        63

 Astro All Asia, 144A (MYR) **                         9,900         14

 Comcast, Class A *                                    18,816        636

 Comcast, Special Class A *                            10,100        337

 Disney                                                13,900        399

 Emmis Communications *                                800           16

 Entercom Communications *                             500           18

 Gestevision Telecino (EUR) *                          200           5

 Getty Images *ss.                                     200           14

 Liberty Media, Class A *                              10,200        106

 New York Times, Class A                               12,000        439

 News Corporation, Class A                             17,500        296

 Omnicom                                               1,100         97

 Publicis (EUR)                                        2,319         71

 Scholastic *                                          1,500         55

 Scripps, Class A                                      4,300         210

 Singapore Press (SGD)                                 9,500         26

 Time Warner *                                         21,600        379

 Viacom, Class B                                       10,490        365

 Washington Post, Class B                              94            84

 WPP Group (GBP)                                       5,021         57

 WPP Group ADR ss.                                     700           40

 Young Broadcasting *ss.                               500           4

                                                                     3,731

 Multiline Retail  1.0%
 Big Lots *                                            900           11

 Kohl's *                                              5,500         284

 Nordstrom                                             6,600         366

 Target                                                11,300        565

                                                                     1,226

 Specialty Retail  1.3%
 AC Moore Arts & Crafts *ss.                           400           11

 AnnTaylor Stores *                                    2,200         56

 Aoyama Trading (JPY)                                  700           19

 Best Buy                                              4,900         265

 Charles Voegele (CHF)                                 510           31

 Christopher & Banks ss.                               1,075         19

 Dixons Group (GBP)                                    14,103        41

 Esprit Holdings (HKD)                                 4,600         31

 Gymboree *ss.                                         1,200         15

 Home Depot                                            19,200        734

 Hot Topic *                                           1,300         28

 Kesa Electricals (GBP)                                2,784         16

 Linens 'n Things *ss.                                 800           20

 Monro Muffler Brake *ss.                              800           21

 Nobia (SEK)                                           2,798         53

 RadioShack                                            11,000        269

 Select Comfort *ss.                                   700           14

 The Finish Line, Class A ss.                          600           14

                                                                     1,657

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  293           46

 Culp *                                                100           1

 Unifi *                                               1,000         3

 Warnaco Group *                                       900           22

 World Company (JPY)                                   800           29

                                                                     101

 Total Consumer Discretionary                                        11,442

 CONSUMER STAPLES  5.4%
 Beverages  1.1%
 Allied Domecq (GBP)                                   6,968         70

 Asahi Breweries (JPY)                                 3,300         43

 Coca-Cola                                             20,900        871

 Kirin Brewery (JPY)                                   6,000         59

 Lion Nathan (NZD)                                     9,349         52

 PepsiCo                                               5,850         310

                                                                     1,405

 Food & Staples Retailing  1.8%
 Casey's General Stores                                2,400         43

 Casino Guichard Perrachon (EUR) ss.                   999           84

 Coles Myer (AUD)                                      5,490         40

 CVS                                                   15,600        821

 J Sainsbury (GBP)                                     7,675         42

 Matsumotokiyoshi (JPY) ss.                            1,000         29

 METRO (EUR)                                           2,771         149

 Performance Food Group *                              1,600         44

 Sysco                                                 4,600         165

 Tesco (GBP)                                           12,770        76

 Wal-Mart                                              13,800        691

 Wal-Mart de Mexico, Series V (MXN)                    21,900        77

 Wild Oats Markets *ss.                                1,100         12

 York-Benimaru (JPY)                                   1,000         29

                                                                     2,302

 Food Products  0.8%
 American Italian Pasta, Class A ss.                   400           11

 Associated British Foods (GBP)                        4,492         64

 Campbell Soup                                         8,300         241

 General Mills                                         6,860         337

 Koninklijke Wessanen GDS (EUR)                        3,209         47

 Nestle (CHF)                                          612           168

 Seneca Foods
 Class A *                                             300           5

 Class B *                                             100           2

 Unilever N.V. (GBP)                                   11,588        114

                                                                     989

 Household Products  0.5%
 Colgate-Palmolive                                     9,860         514

 Procter & Gamble                                      3,000         159

                                                                     673

 Personal Products  0.3%
 Chattem *                                             300           13

 Estee Lauder, Class A                                 200           9

 Gillette                                              5,500         278

 L'Oreal (EUR) ss.                                     357           29

                                                                     329

 Tobacco  0.9%
 Altria Group                                          13,280        868

 UST                                                   5,030         260

                                                                     1,128

 Total Consumer Staples                                              6,826

 ENERGY  5.2%
 Energy Equipment & Services  1.8%
 Atwood Oceanics *                                     400           27

 Baker Hughes                                          19,500        868

 BJ Services                                           1,200         62

 FMC Technologies *                                    1,900         63

 Grant Prideco *                                       3,500         85

 Hanover Compressor *ss.                               1,800         22

 Hydril *                                              400           23

 Key Energy Services *                                 800           9

 Lone Star Technologies *                              500           20

 National Oilwell Varco *ss.                           800           37

 Saipem (EUR)                                          2,516         32

 Schlumberger                                          6,800         479

 Seacor Holdings *ss.                                  1,000         64

 Smith International                                   5,500         345

 Transocean *                                          2,000         103

 W-H Energy Services *                                 600           14

                                                                     2,253

 Oil & Gas  3.4%
 Bill Barrett *ss.                                     500           14

 BP (GBP)                                              11,862        123

 BP ADR                                                10,738        670

 ChevronTexaco                                         11,348        662

 ENI S.p.A. (EUR)                                      8,078         210

 ExxonMobil                                            12,426        741

 Forest Oil *ss.                                       1,600         65

 INPEX (JPY)                                           2             11

 Marathon Oil                                          5,960         280

 Murphy Oil                                            1,300         128

 Noble Energy ss.                                      900           61

 Oil Search (AUD)                                      28,710        54

 OMV (EUR)                                             92            29

 Petroleo Brasileiro ADR ss.                           3,800         146

 Shell Transport & Trading (GBP)                       18,310        164

 Shell Transport & Trading ADR                         1,200         65

 Statoil ASA (NOK)                                     7,426         126

 TonenGeneral Sekiyu (JPY)                             2,000         21

 Total (EUR) ss.                                       1,133         265

 Unocal                                                6,630         409

                                                                     4,244

 Total Energy                                                        6,497

 FINANCIALS  13.9%
 Capital Markets  3.2%
 Affiliated Managers Group *ss.                        600           37

 AmeriTrade *                                          16,700        171

 Babcock & Brown (AUD) *                               7,158         56

 Bank of New York                                      4,800         139

 Charles Schwab                                        12,550        132

 Credit Suisse Group (CHF) *ss.                        3,079         132

 Franklin Resources                                    6,400         439

 Goldman Sachs                                         3,200         352

 Investors Financial Services ss.                      800           39

 Legg Mason                                            4,850         379

 Macquarie Bank (AUD)                                  3,032         113

 Mellon Financial                                      19,280        550

 Merrill Lynch                                         6,600         374

 Morgan Stanley                                        3,300         189

 National Financial Partners                           400           16

 Northern Trust                                        6,800         295

 Piper Jaffray *                                       1,000         37

 State Street                                          14,200        621

                                                                     4,071

 Commercial Banks  3.8%
 ABN AMRO (EUR)                                        3,682         91

 Alliance & Leicester (GBP)                            4,098         68

 Allied Irish Banks (EUR)                              2,193         46

 Australia & New Zealand Banking (AUD)                 9,421         150

 Australia & New Zealand Banking ADR                   100           8

 Banca Intesa (EUR)                                    15,639        80

 Banco Santander Central Hispano (EUR)                 9,059         110

 Banco Santander Chile ADR                             1,745         58

 Bank Austria Creditanstalt (EUR)                      1,263         124

 Bank of America                                       17,200        759

 Bank of Ireland (EUR)                                 4,961         78

 Bank of Yokohama (JPY)                                9,600         59

 Barclays (GBP)                                        23,400        239

 BNP Paribas (EUR) ss.                                 2,208         157

 Boston Private Financial ss.                          700           17

 Cascade Bancorp                                       100           2

 Chittenden                                            2,143         56

 Citizens Banking                                      1,600         47

 DBS Group (SGD)                                       9,789         88

 Dexia (EUR)                                           2,394         57

 Glacier Bancorp ss.                                   652           20

 Grupo Financiero Banorte (MXN)                        27,997        182

 HBOS (GBP)                                            7,768         121

 HSBC (GBP)                                            5,567         88

 Joyo (JPY)                                            11,000        59

 Mitsubishi Tokyo Financial (JPY)                      5             43

 National Australia Bank (AUD)                         5,816         127

 NORDEA (SEK)                                          14,440        146

 Pinnacle Financial Partners *ss.                      200           4

 Provident Bankshares                                  900           30

 Royal Bank of Scotland (GBP)                          7,629         243

 S-E-Banken (SEK)                                      4,999         95

 Sandy Spring Bancorp ss.                              1,000         32

 Signature Bank *ss.                                   100           3

 Southwest Bancorp of Texas                            2,500         46

 Sumitomo Mitsui Financial (JPY) ss.                   12            81

 Svenska Handelsbanken, Series A (SEK) ss.             5,244         124

 Texas Capital Bancshares *                            1,100         23

 The 77 Bank (JPY)                                     5,000         36

 U.S. Bancorp                                          16,400        473

 UniCredito (EUR)                                      12,234        72

 Valley National Bancorp                               1,519         39

 Wells Fargo                                           5,000         299

 WestAmerica                                           1,200         62

                                                                     4,742

 Consumer Finance  1.0%
 AIFUL (JPY)                                           600           48

 AIFUL (Bonus Shares) (JPY) **                         300           24

 American Express                                      15,950        819

 SLM Corporation                                       6,500         324

                                                                     1,215

 Diversified Financial Services  1.4%
 Citigroup                                             26,450        1,188

 ING Groep GDS (EUR)                                   3,270         99

 J.P. Morgan Chase                                     14,214        492

                                                                     1,779

 Insurance  3.3%
 Aioi Insurance (JPY) ss.                              12,000        65

 American International Group                          21,498        1,191

 Aspen Insurance Holdings                              1,400         35

 Assured Guaranty                                      2,000         36

 Aviva (GBP)                                           4,630         56

 AXA (EUR)                                             5,828         155

 Bristol West Holdings ss.                             1,300         20

 Brown & Brown ss.                                     200           9

 CNP Assurances (EUR) ss.                              1,401         99

 Genworth Financial, Class A                           10,800        297

 Hannover Rueckversicherung (EUR)                      995           39

 Harleysville Group                                    300           6

 Hartford Financial Services                           5,400         370

 Horace Mann Educators                                 1,900         34

 Infinity Property & Casualty                          1,100         34

 Insurance Australia (AUD) ss.                         7,264         36

 Markel *                                              130           45

 Marsh & McLennan                                      6,800         207

 Mitsui Sumitomo Insurance (JPY)                       5,300         49

 Ohio Casualty *                                       2,700         62

 PartnerRe                                             700           45

 QBE Insurance (AUD)                                   4,407         51

 Royal & Sun (GBP)                                     26,119        39

 Safeco ss.                                            8,400         409

 Selective Insurance ss.                               700           32

 St. Paul Companies                                    12,863        473

 Unipol (EUR) ss.                                      14,412        63

 W. R. Berkley                                         425           21

 XL Capital                                            2,500         181

                                                                     4,159

 Real Estate  0.8%
 Arden Realty, REIT                                    800           27

 China Overseas Land & Investment (HKD)                146,000       32

 EastGroup Properties, REIT ss.                        900           34

 Equity Lifestyle Properties, REIT                     400           14

 Essex Property Trust, REIT                            100           7

 Federal Realty Investment Trust, REIT                 5,600         271

 Gables Residential Trust, REIT ss.                    900           30

 General Property Trust, Equity Units (AUD)            25,480        70

 LaSalle Hotel Properties, REIT                        500           15

 Mirvac Group (AUD)                                    6,894         23

 Parkway Properties, REIT                              300           14

 Reckson Associates Realty, REIT                       326           10

 Simon Property Group, REIT                            5,596         339

 Sun Hung Kai Properties (HKD)                         5,200         47

 Washington SBI, REIT ss.                              1,000         29

 Wheelock (HKD)                                        14,600        21

                                                                     983

 Thrifts & Mortgage Finance  0.4%
 Bradford Bingley (GBP)                                12,153        71

 Fannie Mae                                            6,820         371

 Harbor Florida Bancshares                             300           10

 Hypo Real Estate Holding (EUR) *                      2,461         103

 Triad Guaranty *                                      300           16

                                                                     571

 Total Financials                                                    17,520

 HEALTH CARE  7.8%
 Biotechnology  1.1%
 Abgenix *ss.                                          200           1

 Alexion Pharmaceutical *ss.                           400           9

 Alkermes *ss.                                         1,100         11

 Amgen *                                               9,100         530

 Amylin Pharmaceuticals *ss.                           400           7

 Anadys Pharmaceuticals *ss.                           600           4

 Biogen IDEC *                                         3,300         114

 Cephalon *ss.                                         376           18

 CSL Limited (AUD)                                     1,210         32

 Cubist Pharmaceuticals *ss.                           1,200         13

 CV Therapeutics *ss.                                  200           4

 Cytogen *ss.                                          400           2

 Cytokinetics *ss.                                     100           1

 deCode Genetics *ss.                                  1,000         6

 Dynavax Technologies *ss.                             400           2

 Exelixis *                                            1,100         7

 Genentech *                                           3,700         209

 Gilead Sciences *                                     7,400         265

 InterMune *ss.                                        1,100         12

 Martek Biosciences *ss.                               600           35

 Memory Pharmaceuticals *ss.                           400           2

 Myriad Genetics *ss.                                  900           16

 Neurocrine Biosciences *ss.                           500           19

 NPS Pharmaceuticals *ss.                              300           4

 ONYX Pharmaceuticals *ss.                             600           19

 Rigel Pharmaceuticals *ss.                            500           8

 Trimeris *ss.                                         600           7

 Vertex Pharmaceuticals *ss.                           1,648         15

                                                                     1,372

 Health Care Equipment & Supplies  1.3%
 Advanced Neuromodulation Systems *ss.                 1,200         32

 Analogic ss.                                          500           22

 Baxter International                                  9,600         326

 Biomet                                                3,800         138

 Boston Scientific *                                   3,200         94

 DJ Orthopedics *                                      900           23

 Edwards Lifesciences *                                600           26

 Elekta, Series B (SEK) *                              1,283         46

 Integra LifeSciences *ss.                             900           32

 Matthews International, Class A                       1,400         46

 Medtronic                                             8,900         453

 NuVasive *ss.                                         700           9

 ResMed *ss.                                           1,300         73

 St. Jude Medical *                                    2,400         86

 Steris *                                              1,000         25

 Stryker                                               3,300         147

 Thoratec *                                            700           9

 Wilson Greatbatch Technologies *                      600           11

 Wright Medical Group *                                200           5

                                                                    1,603

 Health Care Providers & Services  2.3%
 Accredo Health *                                      1,300         58

 Alliance UniChem (GBP)                                2,373         35

 AmerisourceBergen ss.                                 7,100         407

 Celesio (EUR)                                         858           70

 Henry Schein *                                        1,400         50

 LabOne *                                              400           14

 LCA-Vision                                            300           10

 Lifeline Systems *ss.                                 800           24

 LifePoint Hospitals *                                 200           9

 Odyssey Healthcare *ss.                               800           9

 Sunrise Senior Living *ss.                            1,500         73

 Symbion *ss.                                          1,000         21

 United Surgical Partners International *ss.           1,100         50

 UnitedHealth Group                                    13,300        1,269

 VistaCare, Class A *ss.                               100           2

 WellChoice *                                          500           27

 WellPoint *                                           6,000         752

                                                                     2,880

 Pharmaceuticals  3.1%
 Abbott Laboratories                                   2,500         117

 Able Laboratories *ss.                                400           9

 AstraZeneca ADR                                       2,300         91

 Atherogenics *ss.                                     800           10

 Dainippon Pharma (JPY) ss.                            3,000         29

 Eisai (JPY)                                           1,300         44

 Eli Lilly                                             900           47

 Eon Labs *ss.                                         500           15

 Forest Laboratories *                                 800           30

 GlaxoSmithKline (GBP)                                 5,940         136

 GlaxoSmithKline ADR                                   1,900         87

 Hisamitsu Pharmaceutical (JPY)                        1,700         38

 Inspire Pharmaceuticals *ss.                          1,300         11

 IVAX *                                                900           18

 Johnson & Johnson                                     7,460         501

 Kobayashi Pharmaceutical (JPY) ss.                    1,000         27

 Medicines Company *                                   300           7

 Merck                                                 12,300        398

 Nektar Therapeutics *                                 300           4

 Novartis (CHF)                                        3,830         179

 Noven Pharmaceuticals *ss.                            1,200         20

 Pfizer                                                13,400        352

 Sanofi-Aventis (EUR) ss.                              2,277         192

 Schering-Plough                                       19,400        352

 Takeda Chemical Industries (JPY)                      1,300         62

 Teva Pharmaceutical ADR ss.                           5,700         177

 Theravance *                                          200           4

 UCB (EUR)                                             1,503         73

 Wyeth                                                 20,780        876

                                                                     3,906

 Total Health Care                                                   9,761

 INDUSTRIALS & BUSINESS SERVICES  8.1%
 Aerospace & Defense  1.1%
 Armor Holdings *                                      1,600         59

 British Aerospace (GBP)                               9,967         49

 General Dynamics                                      1,600         171

 Honeywell International                               6,800         253

 Lockheed Martin                                       13,500        824

 Mercury Computer Systems *                            500           14

 Rockwell Collins                                      1,800         86

                                                                     1,456

 Air Freight & Logistics  0.3%
 EGL *                                                 1,200         27

 Exel (GBP)                                            3,889         62

 Pacer International *                                 600           14

 Ryder System                                          300           13

 TPG NV (EUR)                                          2,285         65

 UPS, Class B                                          1,500         109

 UTi Worldwide ss.                                     400           28

 Yamato Transport (JPY)                                2,000         29

                                                                     347

 Airlines  0.0%
 Frontier Airlines *ss.                                900           9

 Midwest Express Holdings *ss.                         900           2

 Qantas Airways (AUD)                                  11,510        32

                                                                     43

 Building Products  0.1%
 Kaba Holding (CHF)                                    93            26

 Pilkington (GBP)                                      26,011        58

 Quixote ss.                                           300           7

 Trex *ss.                                             600           27

                                                                     118

 Commercial Services & Supplies  1.4%
 Angelica                                              500           14

 Apollo Group, Class A *                               3,850         285

 Cendant                                               6,700         138

 Central Parking ss.                                   1,600         28

 ChoicePoint *                                         1,300         52

 Consolidated Graphics *                               1,100         58

 Education Management *                                300           8

 Electro Rent *                                        600           8

 First Advantage, Class A *ss.                         300           6

 G & K Services, Class A                               1,000         40

 Glory Limited (JPY) ss.                               1,200         22

 Herman Miller                                         1,800         54

 Intersections *ss.                                    200           3

 KForce *ss.                                           1,600         18

 LECG *                                                1,000         20

 R.R. Donnelley                                        12,900        408

 Resources Global Professionals *ss.                   1,600         34

 Ritchie Bros Auctioneers                              500           16

 Tetra Tech *                                          1,590         20

 Waste Connections *                                   700           24

 Waste Management                                      15,922        459

 West Corporation *ss.                                 400           13

                                                                     1,728

 Construction & Engineering  0.2%
 Acciona (EUR)                                         1,056         95

 Downer EDI (AUD) ss.                                  8,104         33

 Insituform Technologies *                             800           12

 JGC (JPY) ss.                                         3,000         33

 NCC AB, Series B (SEK) ss.                            4,645         76

                                                                     249

 Electrical Equipment  0.1%
 A.O. Smith                                            1,800         52

 Artesyn Technologies *                                1,400         12

 Sumitomo Electric Industries (JPY)                    3,000         32

 Woodward Governor                                     100           7

                                                                     103

 Industrial Conglomerates  2.3%
 DCC (EUR)                                             4,087         95

 GE                                                    32,200        1,161

 Hutchison Whampoa (HKD)                               10,000        85

 Sembcorp (SGD)                                        54,000        63

 Siemens (EUR)                                         1,768         140

 Tyco International                                    40,052        1,354

                                                                     2,898

 Machinery  1.5%
 Actuant, Class A *ss.                                 940           42

 Cascade                                               400           14

 Danaher                                               14,000        748

 Deere                                                 12,300        826

 Fanuc (JPY) ss.                                       1,000         63

 Graco                                                 1,050         42

 Harsco                                                1,200         71

 IDEX                                                  450           18

 Lindsay Manufacturing ss.                             1,200         23

 NSK (JPY) ss.                                         400           2

 SKF, Series B (SEK)                                   850           40

 Toro                                                  500           44

                                                                     1,933

 Marine  0.1%
 Nippon Yusen (JPY)                                    14,000        84

                                                                     84

 Road & Rail  0.9%
 Arriva (GBP)                                          6,957         69

 Burlington Northern Santa Fe                          8,400         453

 Genesee & Wyoming, Class A *ss.                       200           5

 Heartland Express                                     776           15

 Knight Transportation                                 1,450         36

 Nippon Express (JPY)                                  6,000         31

 Norfolk Southern                                      12,000        445

 Overnite ss.                                          600           19

 Union Pacific                                         100           7

                                                                     1,080

 Trading Companies & Distributors  0.1%
 Interline Brands *                                    600           12

 Mitsubishi Corporation (JPY)                          6,400         83

 Sumitomo (JPY)                                        4,000         34

                                                                     129

 Total Industrials & Business Services                               10,168

 INFORMATION TECHNOLOGY  9.7%
 Communications Equipment  1.9%
 ADTRAN                                                1,900         34

 Belden CDT                                            2,000         44

 Black Box ss.                                         600           22

 Cisco Systems *                                       26,800        479

 Corning *                                             56,400        628

 F5 Networks *ss.                                      400           20

 IXIA *ss.                                             600           11

 Juniper Networks *                                    7,400         163

 Lucent Technologies *ss.                              72,300        199

 Nokia (EUR) *ss.                                      7,008         109

 Nokia ADR *                                           18,200        281

 Packeteer *ss.                                        400           6

 QUALCOMM                                              7,000         257

 Research In Motion *                                  1,200         92

 Riverstone Networks *ss.                              2,000         2

 Sirf Technology Holdings *ss.                         900           10

 Tekelec *ss.                                          400           6

                                                                     2,363

 Computers & Peripherals  0.8%
 Creative Technology (SGD)                             1,200         12

 Dell *                                                17,300        665

 EMC *                                                 11,800        145

 Emulex *                                              1,200         23

 Gateway *ss.                                          6,700         27

 IBM                                                   1,000         91

 Synaptics *ss.                                        600           14

 Toshiba (JPY)                                         18,000        75

                                                                     1,052

 Electronic Equipment & Instruments  0.2%
 Cogent *                                              300           8

 Digital Theater Systems *ss.                          700           13

 Global Imaging Systems *ss.                           800           28

 Hamamatsu Photonics (JPY)                             1,400         31

 KEMET *ss.                                            2,200         17

 Kyocera (JPY)                                         300           21

 Littelfuse *ss.                                       900           26

 Methode Electronics                                   1,200         15

 Newport *ss.                                          900           13

 Orbotech *                                            500           11

 Plexus *                                              2,200         25

 Shimadzu (JPY)                                        10,000        60

 TDK (JPY)                                             500           34

 Woodhead Industries ss.                               1,200         16

                                                                     318

 Internet Software & Services  0.7%
 Digital Insight *                                     1,200         20

 Google, Class A *                                     1,300         235

 IAC/InterActiveCorp *ss.                              6,000         133

 MatrixOne *ss.                                        1,900         9

 WebSideStory *ss.                                     200           2

 Yahoo! *                                              12,800        434

                                                                     833

 IT Services  1.5%
 Accenture, Class A *                                  5,600         135

 Affiliated Computer Services, Class A *               3,400         181

 Automatic Data Processing                             5,100         229

 BISYS Group *                                         1,300         20

 CACI International, Class A *ss.                      800           44

 First Data                                            18,768        738

 Fiserv *                                              3,900         155

 Global Payments ss.                                   900           58

 Indra Sistemas (EUR)                                  3,653         66

 Iron Mountain *                                       1,825         53

 Logica (GBP)                                          6,173         21

 Maximus                                               1,200         40

 MPS Group *                                           2,800         29

 Paychex                                               400           13

 RightNow Technologies *ss.                            1,200         15

 Trans Cosmos (JPY)                                    1,000         38

                                                                     1,835

 Office Electronics  0.1%
 Canon (JPY)                                           700           37

 Neopost (EUR)                                         572           50

                                                                     87

 Semiconductor & Semiconductor Equipment  1.9%
 AMIS Holdings *                                       900           10

 Analog Devices                                        8,400         304

 Atheros Communications *ss.                           200           2

 ATMI *ss.                                             1,000         25

 Brooks-Pri Automation *                               1,200         18

 Cabot Microelectronics *ss.                           500           16

 Credence Systems *ss.                                 1,500         12

 Cymer *ss.                                            1,300         35

 Cypress Semiconductor *ss.                            600           7

 Entegris *ss.                                         1,700         17

 Exar *                                                1,400         19

 FEI *ss.                                              300           7

 Intel                                                 22,700        527

 Jenoptik (EUR) *                                      2,537         28

 KLA-Tencor *                                          1,500         69

 Lattice Semiconductor *ss.                            2,500         13

 Linear Technology                                     1,300         50

 Marvell Technology Group *                            1,100         42

 Maxim Integrated Products                             10,700        437

 Microchip Technology                                  2,400         62

 Microsemi *ss.                                        500           8

 MKS Instruments *                                     1,800         29

 Mykrolis *ss.                                         1,600         23

 PDF Solutions *                                       1,400         20

 Power Integrations *                                  700           15

 Rohm Company (JPY)                                    100           10

 Samsung Electronics (KRW)                             100           49

 Semiconductor Manufacturing International ADR *ss.    900           9

 Semtech *                                             1,900         34

 Silicon Laboratories *ss.                             700           21

 Texas Instruments                                     8,800         224

 Xilinx                                                10,300        301

                                                                     2,443

 Software  2.6%
 Adobe Systems                                         4,400         296

 Altiris *ss.                                          800           19

 Blackbaud ss.                                         100           1

 Catapult Communications *                             500           11

 CCC Information Services *                            500           11

 Concord Communications *ss.                           600           6

 FactSet Research Systems ss.                          1,350         45

 FileNet *                                             1,600         36

 Hyperion Solutions *                                  400           18

 Internet Security Systems *                           900           16

 Intuit *                                              4,700         206

 Jack Henry & Associates                               2,800         50

 Kronos *                                              1,000         51

 Magma Design Automation *ss.                          600           7

 Mercury Interactive *                                 300           14

 Microsoft                                             74,480        1,800

 Motive *ss.                                           900           9

 NetIQ *                                               1,584         18

 Open Solutions *ss.                                   400           8

 Oracle *                                              22,500        281

 Progress Software *                                   1,000         26

 Quest Software *                                      1,500         21

 Red Hat *ss.                                          1,000         11

 RSA Security *                                        1,200         19

 SAP (EUR)                                             610           98

 SPSS *                                                400           7

 Trend Micro (JPY)                                     500           22

 Verisity *                                            300           4

 VERITAS Software *                                    6,075         141

 Verity *                                              1,500         14

                                                                     3,266

 Total Information Technology                                        12,197

 MATERIALS  4.4%
 Chemicals  1.4%
 Airgas                                                3,000         72

 Arch Chemicals ss.                                    1,200         34

 BASF (EUR)                                            1,296         92

 Dow Chemical                                          9,600         478

 DSM (EUR)                                             638           45

 DuPont                                                7,184         368

 Ferro                                                 2,000         38

 Kaneka (JPY)                                          5,000         55

 MacDermid                                             300           10

 Material Sciences *                                   800           11

 Minerals Technologies                                 1,000         66

 Mitsubishi Gas Chemical (JPY)                         11,000        52

 Mosaic *                                              2,300         39

 Potash Corp./Saskatchewan                             4,200         367

 Symyx Technologies *ss.                               800           18

 Yara International (NOK) *                            3,442         52

                                                                     1,797

 Construction Materials  0.2%
 Boral (AUD)                                           24,130        114

 Cemex (MXN)                                           12,858        93

 Lafarge (EUR)                                         505           49

                                                                     256

 Containers & Packaging  0.1%
 Chesapeake Corp.                                      700           15

 David S. Smith (GBP)                                  24,089        72

 Smurfit-Stone Container *                             300           4

                                                                     91

 Metals & Mining  2.3%
 Alcoa                                                 5,868         178

 Anglo American (GBP)                                  2,449         58

 BHP Billiton (AUD)                                    15,000        207

 BlueScope Steel (AUD)                                 20,815        140

 Corus Group (GBP) *                                   54,609        56

 Gibraltar Industries ss.                              450           10

 Lihir Gold (AUD) *ss.                                 8,500         7

 Meridian Gold *ss.                                    1,900         32

 Nippon Steel (JPY)                                    43,000        109

 Nucor                                                 19,600        1,128

 Phelps Dodge                                          6,800         692

 SSAB Svenskt Stal, Series A (SEK)                     4,215         105

 Steel Dynamics ss.                                    1,000         34

 Voestalpine (EUR) ss.                                 817           63

                                                                     2,819

 Paper & Forest Products  0.4%
 Buckeye Technologies *                                1,900         20

 MeadWestvaco                                          6,400         203

 UPM-Kymmene (EUR) *ss.                                1,203         27

 Weyerhaeuser                                          4,100         281

                                                                     531

 Total Materials                                                     5,494

 TELECOMMUNICATION SERVICES  1.9%
 Diversified Telecommunication Services  0.8%
 Arbinet Holdings *                                    100           2

 Cable & Wireless (GBP)                                8,869         22

 China Telecom (HKD)                                   109,000       38

 Compania de Telecomunicaciones de Chile ADR           3,300         37

 Eircom Group (EUR)                                    16,592        44

 Sprint-FON Group                                      14,200        323

 TDC (DKK)                                             2,315         97

 Tele Norte Leste ADR *ss.                             3,500         54

 Tele2 AB, Series B (SEK) ss.                          1,787         59

 Telenor ASA (NOK)                                     17,193        154

 Telus (Non-voting shares)                             3,500         108

                                                                     938

 Wireless Telecommunication Services  1.1%
 America Movil ADR, Series L                           4,800         248

 Bouygues (EUR)                                        2,685         107

 China Unicom (HKD)                                    23,000        18

 KDDI (JPY)                                            19            94

 Nextel Communications, Class A *                      14,100        401

 O2 (GBP) *                                            61,318        138

 SBA Communications *                                  100           1

 Spectrasite *                                         900           52

 Starhub (SGD) *                                       34,000        26

 Vodafone ADR                                          11,800        313

 Western Wireless, Class A *                           300           11

                                                                     1,409

 Total Telecommunication Services                                    2,347

 UTILITIES  1.7%
 Electric Utilities  1.3%
 Black Hills                                           400           13

 Cleco                                                 800           17

 E.On (EUR)                                            3,107         267

 El Paso Electric *                                    600           12

 Exelon                                                5,950         273

 FirstEnergy                                           6,087         255

 Hong Kong Electric (HKD)                              6,100         27

 Iberdrola (EUR)                                       3,676         96

 TEPCO (JPY) ss.                                       2,900         70

 TXU                                                   7,940         632

 Unisource Energy ss.                                  600           19

                                                                     1,681

 Gas Utilities  0.2%
 Australian Gas Light (AUD)                            2,475         27

 Centrica (GBP)                                        23,267        101

 Toho Gas (JPY) ss.                                    20,000        72

                                                                     200

 Multi-Utilities & Unregulated Power  0.2%
 Constellation Energy Group                            4,300         223

 United Utilities (GBP)                                4,554         54

                                                                     277

 Total Utilities                                                     2,158

 Total Common Stocks (Cost  $63,518)                                 84,410

 PREFERRED STOCKS  0.1%
 Fresenius (EUR)                                       493           57

 Porsche (EUR)                                         102           74

 Total Preferred Stocks (Cost  $64)                                  131

 CORPORATE BONDS  4.7%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              40,000        42

 ACE INA Holdings, 5.875%, 6/15/14                     35,000        36

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     100,000       102
5/30/07
 Alabama Power, VR, 3.063%, 8/25/09                    35,000        35

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/0735,000        36

 Amerada Hess, 7.875%, 10/1/29                         30,000        36

 America Movil
 5.50%, 3/1/14                                         30,000        29

 6.375%, 3/1/35                                        25,000        22

 Amgen, 144A, 4.00%, 11/18/09                          30,000        29

 AOL Time Warner, 7.625%, 4/15/31                      45,000        53

 Appalachian Power, 4.80%, 6/15/05                     50,000        50

 AT&T Broadband, 8.375%, 3/15/13                       50,000        59

 AT&T Wireless, 8.75%, 3/1/31                          40,000        53

 Atmos Energy, 4.00%, 10/15/09                         50,000        48

 Baker Hughes, 6.875%, 1/15/29                         65,000        77

 Bank of America Capital Trust, 5.625%, 3/8/35         50,000        48

 Bank One, 5.25%, 1/30/13                              85,000        86

 BB&T, 6.50%, 8/1/11                                   20,000        22

 Belo, 8.00%, 11/1/08                                  20,000        22

 Black Hills, 6.50%, 5/15/13                           40,000        41

 Buckeye Partners, 5.30%, 10/15/14                     15,000        15

 Bunge Limited Finance, 4.375%, 12/15/08               45,000        44

 Canadian National Railway, 6.25%, 8/1/34              50,000        55

 Canadian Natural Resources, 7.20%, 1/15/32            90,000        107

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        35,000        36

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        40,000        38

 Centerpoint Energy, 7.25%, 9/1/10                     30,000        33

 Chancellor Media, 8.00%, 11/1/08                      25,000        27

 CIT Group, 5.00%, 2/1/15                              80,000        77

 ConocoPhillips, 5.90%, 10/15/32                       45,000        47

 Countrywide Home Loans, 4.125%, 9/15/09               50,000        48

 CVS, 4.00%, 9/15/09                                   25,000        24

 DaimlerChrysler
 6.50%, 11/15/13                                       50,000        52

 VR, 3.45%, 9/10/07                                    40,000        40



 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                        35,000        46

 Developers Diversified Realty, 3.875%, 1/30/09        35,000        34

 Devon Financing, 7.875%, 9/30/31                      40,000        50

 Diamond Offshore Drilling, 5.15%, 9/1/14              30,000        30

 Dow Chemical, 6.125%, 2/1/11                          30,000        32

 Duke Capital
 4.302%, 5/18/06                                       25,000        25

 6.25%, 2/15/13                                        40,000        43

 Encana Holdings Finance, 5.80%, 5/1/14                50,000        52

 EOP Operating, 4.65%, 10/1/10                         35,000        34

 Exelon Generation, 5.35%, 1/15/14                     35,000        35

 First Union, 6.40%, 4/1/08                            20,000        21

 Ford Motor Credit
 5.80%, 1/12/09                                        140,000       134

 VR, 3.75%, 11/16/06                                   25,000        25

 France Telecom, STEP, 8.50%, 3/1/11                   40,000        46

 Franklin Resources, 3.70%, 4/15/08                    15,000        15

 Fund American Companies, 5.875%, 5/15/13              45,000        46

 General Electric Capital, 6.00%, 6/15/12              60,000        64

 Genworth Financial, 5.75%, 6/15/14                    45,000        46

 GlaxoSmithKline, 5.375%, 4/15/34                      30,000        30

 GM, 8.375%, 7/15/33                                   80,000        68

 GMAC, 7.25%, 3/2/11                                   55,000        51

 Goldman Sachs Capital I, 6.345%, 2/15/34              90,000        93

 GTECH, 144A, 4.50%, 12/1/09                           25,000        25

 Halliburton, 144A, VR, 3.45%, 1/26/07                 45,000        45

 Harrah's Operating, 5.50%, 7/1/10                     25,000        25

 HBOS, 144A, 6.00%, 11/1/33                            40,000        42

 Hearst-Argyle, 7.00%, 1/15/18                         35,000        39

 Highmark, 144A, 6.80%, 8/15/13                        35,000        38

 Hospira, 4.95%, 6/15/09                               45,000        45

 Household Finance, 6.375%, 11/27/12                   35,000        38

 Huntington National Bank, 4.375%, 1/15/10             50,000        49

 Hutchison Whampoa, 144A, 5.45%, 11/24/10              60,000        61

 International Lease Finance, 6.375%, 3/15/09          45,000        48

 International Speedway, 4.20%, 4/15/09                20,000        20

 John Deere Capital, 7.00%, 3/15/12                    55,000        62

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            25,000        28

 Kinder Morgan, 6.50%, 9/1/12                          50,000        54

 Kraft Foods, 5.625%, 11/1/11                          45,000        47

 Kroger, 8.05%, 2/1/10                                 45,000        51

 Lear, 144A, 5.75%, 8/1/14                             20,000        19

 Lehman Brothers Holdings, 3.50%, 8/7/08               70,000        68

 Lennar, 5.50%, 9/1/14                                 45,000        45

 Masco, 5.875%, 7/15/12                                80,000        84

 MBNA America Bank, 4.625%, 8/3/09                     50,000        50

 McCormick, 6.40%, 2/1/06                              125,000       127

 Miller Brewing, 144A, 5.50%, 8/15/13                  60,000        61

 Motorola, 5.80%, 10/15/08                             45,000        47

 Nationwide Financial Services, 5.90%, 7/1/12          55,000        58

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     25,000        26

 Newmont Mining, 5.875%, 4/1/35                        55,000        54

 News America, 144A, 6.20%, 12/15/34                   30,000        30

 NLV Financial, 144A, 7.50%, 8/15/33                   30,000        33

 Northern Trust, 4.60%, 2/1/13                         30,000        29

 NVR, 5.00%, 6/15/10                                   35,000        34

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            20,000        20

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      30,000        32

 144A, VR, 4.31%, 6/15/10                              45,000        46

 PG&E
 6.05%, 3/1/34                                         35,000        36

 VR, 3.26%, 4/3/06                                     12,000        12

 Pinnacle West Capital, 6.40%, 4/1/06                  45,000        46

 Pioneer Natural Resource, 5.875%, 7/15/16             25,000        26

 Plains All American Pipeline, 7.75%, 10/15/12         20,000        23

 PPL Capital Funding, 4.33%, 3/1/09                    45,000        44

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 45,000        44

 Principal Mutual Life Insurance, 144A, 8.00%, 3/1/44  45,000        49

 Progress Energy, 6.75%, 3/1/06                        30,000        31

 Prudential Financial, 3.75%, 5/1/08                   40,000        39

 Public Service of New Mexico, 4.40%, 9/15/08          35,000        35

 Puget Sound Energy, VR, 2.96%, 7/14/06                45,000        45

 Pulte Homes, 7.875%, 8/1/11                           35,000        40

 Reckson Operating Partnership, 5.15%, 1/15/11         40,000        39

 Rogers Cable, 5.50%, 3/15/14                          40,000        37

 Rouse, 8.43%, 4/27/05                                 125,000       125

 Ryland Group, 5.375%, 7/15/05                         20,000        19

 Sealed Air, 144A, 5.375%, 4/15/08                     40,000        41

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 20,000        22

 Simon Property Group, 3.75%, 1/30/09                  45,000        43

 SLM Corporation
 VR, 2.90%, 1/26/09                                    50,000        50

 VR, 4.09%, 4/1/09                                     35,000        35

 Sprint Capital, 7.625%, 1/30/11                       55,000        62

 Telecom Italia Capital, 5.25%, 11/15/13               45,000        45

 Telefonos de Mexico, 144A, 5.50%, 1/27/15             35,000        33

 Telus, 8.00%, 6/1/11                                  30,000        35

 TGT Pipeline, 144A, 5.50%, 2/1/17                     15,000        15

 Transamerica, 144A, 7.65%, 12/1/26                    25,000        29

 Transocean, 7.50%, 4/15/31                            30,000        37

 TXU Energy, VR, 3.42%, 1/17/06                        10,000        10

 U.S. Bank, 2.87%, 2/1/07                              40,000        39

 U.S. Cellular, 6.70%, 12/15/33                        25,000        26

 UST, 6.625%, 7/15/12                                  70,000        77

 Verizon Global Funding, 7.75%, 12/1/30                45,000        54

 Viacom, 7.70%, 7/30/10                                30,000        33

 Webster Financial, 5.125%, 4/15/14                    45,000        44

 Wells Fargo, VR, 3.113%, 3/23/07                      55,000        55

 Westar Energy, 7.875%, 5/1/07                         25,000        27

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      25,000        26

 Weyerhaeuser
 6.75%, 3/15/12                                        25,000        27

 7.375%, 3/15/32                                       10,000        12

 Wyeth, 6.50%, 2/1/34                                  30,000        33

 XTO Energy, 6.25%, 4/15/13                            30,000        32

 Yum! Brands, 7.70%, 7/1/12                            45,000        52

 Total Corporate Bonds (Cost  $5,792)                                5,853

 ASSET-BACKED SECURITIES  0.7%
 BankBoston Home Equity Loan Trust, Series 1998-1,
Class A6, 6.35%, 2/25/13                               61,254        64

 Capital Auto Receivables Asset Trust, Series 2002-2
 Class CERT4.18%, 10/15/07                             33,683        34

 Chase Funding Mortgage Loan, Series 2002-2, Class 1M1
 5.599%, 9/25/31                                       20,000        20

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS, 3.75%, 5/15/08             17,782        18

 Series 2003-A, Class A4, 2.06%, 12/15/09              80,000        77

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12 5,460         6

 Citibank Credit Card Issuance Trust, Series 2001-C1,
 Class C1, VR, 2.68%, 1/15/10                          55,000        56

 Countrywide Asset-Backed Certificates, Series 2003-5
 Class AF3, 3.613%, 4/25/30                            75,000        75

 Hyundai Auto Receivables Trust
 Series 2003-A, Class A4, 3.02%, 10/15/10              40,000        39

 Series 2003-A, Class D, 4.06%, 10/15/10               20,000        20

 MBNA Master Credit Card Trust II, Series 2000-D,
 Class C 144A., 8.40%, 9/15/09                        125,000       135

 Morgan Stanley Auto Loan Trust, Series 2004-HB1,
 Class C, VR, 2.88%, 10/15/11                         20,669        20

 Peco Energy Transition Trust, Series 2001-A, Class
 A1, 6.52%, 12/31/10                                  110,000       119

 Reliant Energy Transition Bond, Series 2001-1, Class
 A4, 5.63%, 9/15/15                                   100,000       104

 World Financial Network Credit Card Master Trust
 Series 2003-A, Class A2, VR, 3.18%, 5/15/12           100,000       100

 Total Asset-Backed Securities (Cost  $884)                          887

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  0.9%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          295,000       232

 European Investment Bank, 5.75%, 9/15/09 (AUD)        100,000       77

 Federal Republic of Germany, 5.00%, 5/20/05 (EUR)     295,000       384

 Government of Canada, 5.25%, 6/1/12 (CAD)             365,000       322

 Republic of South Africa, 6.50%, 6/2/14 ss.           70,000        73

 United Mexican States
 6.375%, 1/16/13                                       55,000        57

 VR, 3.33%, 1/13/09 ss.                                35,000        35

 Total Foreign Government Obligations & Municipalities
(Cost $981)                                                          1,180

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.3%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         100,000       98

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        24,014        23

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.288%, 1/25/34    132,626       132

 Series 2004-A, Class 2A2, CMO, VR, 4.139%, 2/25/34    70,084        70

 Series 2004-D, Class 2A2, CMO, VR, 4.221%, 5/25/34    51,701        51

 Series 2004-H, Class 2A2, CMO, VR, 4.807%, 9/25/34    45,679        46

 Series 2004-I, Class 3A2, CMO, VR, 4.996%, 10/25/34   51,833        51

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     17,029        17

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        225,000       221

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1, CMO, 3.787%, 10/15/41                       14,448        14

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   75,000        82

 GE Capital Commercial Mortgage, Series 2001-1
 Class A2, CMO, 6.531%, 3/15/11                        100,000       107

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      85,000        84

 Series 2005-GG3, Class AAB, CMO, 4.619%, 8/10/42      35,000        34

 J.P. Morgan Chase Commercial Mortgage
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      100,000       104

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       100,000       107

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        125,000       119

 Series 2004-C4, Class A2, CMO, 4.567%, 5/15/29        125,000       124

 Series 2005-C1, Class A4, CMO, 4.742%, 2/15/30        90,000        88

 Morgan Stanley Capital Trust, Series 2005-T17, Class
A5
 CMO, VR, 4.78%, 12/13/41                              65,000        63

 Wachovia Bank Coommercial Mortgage Trust, Series 2005-
 C16, Class A4, CMO, 4.847%, 10/15/41                  30,000        29

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                   45,618        44

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $1,748)                                                      1,708

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 6.7%
 U.S. Government Agency Obligations +/- 5.3%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               271,766       267

 5.00%, 12/1/08 - 11/1/33                              563,004       559

 5.50%, 9/1 - 12/1/33                                  63,331        63

 6.00%, 10/1/16 - 3/1/33                               457,188       469

 7.00%, 6/1/32                                         40,451        43

 ARM, 4.577%, 9/1/32                                   32,375        32

 CMO
 4.50%, 3/15/16                                        175,000       171

 5.00%, 10/15 - 11/15/27                               225,000       225

 5.50%, 4/15/28                                        200,000       203

 CMO, IO
 4.50%, 7/15/11 - 5/15/16                              257,000       28

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                522,795       512

 5.00%, 3/1 - 4/1/34                                   816,626       800

 5.50%, 1/1/17 - 1/1/35                                1,604,985     1,623

 6.00%, 10/1/13 - 11/1/34                              832,493       852

 6.50%, 5/1/17 - 12/1/32                               324,791       338

 7.00%, 4/1/32                                         11,667        12

 CMO
 2.91%, 11/25/33                                       45,648        46

 3.50%, 4/25/13                                        75,000        74

 5.00%, 3/25/15                                        125,000       126

 CMO, IO
 5.50%, 11/25/28                                       55,164        4

 6.50%, 2/1/32                                         29,658        7

 TBA, 4.50%, 1/1/19                                    250,000       245

                                                                     6,699

 U.S. Government Obligations 1.4%
Government National Mortgage Assn.
 5.00%, 7/15/33 - 3/20/34                              891,653       881

 5.50%, 1/20 - 5/20/34                                 417,755       421

 6.00%, 4/15/26 - 2/20/34                              113,040       117

 6.50%, 3/15/26 - 12/20/33                             98,703        103

 7.00%, 9/20/27                                        64,375        68

 8.00%, 10/15/25 - 6/15/26                             26,575        29

 8.50%, 12/15/24                                       7,012         8

 11.50%, 11/15/19                                      7,790         9

 CMO, 2.946%, 3/16/19                                  60,000        57

                                                                     1,693

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $8,453)                                           8,392

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
 U.S. Government Agency Obligations +/- 1.5%
 Federal Home Loan Bank, 5.75%, 5/15/12                330,000       351

 Federal Home Loan Mortgage
 2.75%, 3/15/08                                        87,000        83

 4.625%, 2/15/07 (EUR)                                 315,000       424

 Federal National Mortgage Assn.
 3.25%, 8/15/08                                        160,000       155

 4.375%, 9/15/12                                       100,000       98

 6.00%, 5/15/11                                        310,000       332

 7.125%, 6/15/10 - 1/15/30                             360,000       437

                                                                     1,880

 U.S. Treasury Obligations  7.0%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                       35,000        38

 6.00%, 2/15/26                                        280,000       320

 6.25%, 8/15/23 - 5/15/30                              380,000       447

 6.375%, 8/15/27                                       50,000        60

 7.50%, 11/15/16                                       95,000        119

 8.50%, 2/15/20                                        70,000        98

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25                                       263,021       283

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        146,685       150

 U.S. Treasury Notes
 1.50%, 3/31/06                                        465,000       456

 1.625%, 4/30/05                                       655,000       654

 1.875%, 11/30/05                                      105,000       104

 3.375%, 2/28/07 - 12/15/08                            2,180,000     2,146

 3.50%, 11/15/06 - 2/15/10                             885,000       881

 4.00%, 6/15/09                                        175,000       174

 4.25%, 11/15/13                                       930,000       916

 5.00%, 8/15/11                                        400,000       416

 5.75%, 8/15/10                                        960,000       1,030

 6.50%, 8/15/05 ++                                     460,000       466

                                                                     8,758

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost  $10,398)                         10,638

 MUNICIPAL BONDS  0.4%
 Atlanta Airport, Passenger Fac.
 5.00%, 1/1/33 (FSA Insured)                          95,000        97

 California, GO
 5.25%, 4/1/34                                         20,000        21

 Economic Recovery, 5.00%, 7/1/16                      25,000        26

 Clark County School Dist., GO, 5.00%, 6/15/18
 (MBIA Insured)                                        50,000        53

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          30,000        31

 New York City, GO, 5.00%, 8/1/15                      60,000        63

 New York State Urban Dev. Corp., Corrections & Youth
Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    50,000        53

 North Carolina, GO, 5.25%, 3/1/13                     145,000       161

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           15,000        16

 Total Municipal Bonds (Cost  $525)                                  521

 SHORT-TERM INVESTMENTS  5.0%
 Money Market Fund  5.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       6,312,454     6,312

 Total Short-Term Investments (Cost  $6,312)                         6,312

 DOMESTIC BOND MUTUAL FUNDS  4.5%
 T. Rowe Price Institutional High Yield Fund, 6.83% p+ 527,664       5,593

 Total Domestic Bond Mutual Funds (Cost  $5,540)                     5,593

 SECURITIES LENDING COLLATERAL  4.8%
 Money Market Pooled Account  1.7%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.819% #                2,077,165     2,077

                                                                     2,077

 Money Market Trust  3.1%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 2.882% # 3,885,609     3,886

                                                                     3,886

 Total Securities Lending Collateral (Cost  $5,963)                  5,963

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (4)

 Total Futures Contracts                                             (4)

 Total Investments in Securities
 104.8% of Net Assets (Cost $110,178)                 $              131,584


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
ss.   All or a portion of this security is on loan at March
      31, 2005 - See Note 2
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 *    Valued by the T. Rowe Price Valuation Committee,
      established by the fund's Board of Directors
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,037 and represents 0.8% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end

 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)

                                                        Contract     Unrealized
                                         Expiration     Value        Gain (Loss)
Short, 10 U.S. Treasury Note five year
contracts, $15 par of 6.50% U.S.
Treasury Notes pledged as initial margin       6/05     $(1,071)      $      8

Net payments (receipts) of variation
margin to date                                                            (12)

Variation margin receivable (payable)
on open futures contracts                                             $    (4)

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $5,776,000; aggregate collateral consisted of $5,963,000 in money market pooled accounts.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $110,178,000. Net unrealized gain aggregated $21,418,000 at period-end, of which $23,180,000 related to appreciated investments and $1,762,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $40,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $6,312,000 and $5,878,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended March 31, 2005, purchases and sales of High Yield Fund were $113,000 and $101,000, respectively. Realized losses during the period were $1,000, and investment income during the period was $110,000. At March 31, 2005 and December 31, 2004, the value of shares of High Yield Fund held were $5,593,000 and $5,750,000, respectively.



 T. Rowe Price Mid-Cap Growth Portfolio
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value

 (Cost and value in $ 000s)

 COMMON STOCKS  94.9%
 CONSUMER DISCRETIONARY  15.0%
 Auto Components  1.3%
 Gentex                                                161,000       5,136

 TRW *++*                                              161,000       2,972

                                                                      8,108

 Hotels, Restaurants & Leisure  2.2%
 Fairmont Hotels                                       193,000       6,396

 PF Chang's China Bistro *                             46,000        2,751

 The Cheesecake Factory *                              129,000       4,573

                                                                     13,720

 Household Durables  0.6%
 Garmin                                                83,000        3,844

                                                                     3,844

 Leisure Equipment & Products  1.2%
 Brunswick                                             159,000       7,449

                                                                     7,449

 Media  4.5%
 Catalina Marketing                                    100,000       2,590

 Citadel Broadcasting *                                392,000       5,382

 Cox Radio, Class A *                                  133,000       2,236

 Entercom Communications *                             59,000        2,096

 Getty Images *                                        24,000        1,707

 Rogers Communications, Class B                        218,000       5,938

 Scholastic *                                          87,000        3,209

 Univision Communications, Class A *                   109,100       3,021

 XM Satellite Radio Holdings, Class A *                71,000        2,236

                                                                     28,415

 Multiline Retail  1.3%
 Dollar General                                        110,000       2,410

 Family Dollar Stores                                  191,000       5,799

                                                                     8,209

 Specialty Retail  3.9%
 Best Buy                                              89,000        4,807

 O'Reilly Automotive *                                 83,000        4,111

 PETsMART                                              187,000       5,376

 Ross Stores                                           143,000       4,167

 Tiffany                                               74,000        2,555

 Williams-Sonoma *                                     100,000       3,675

                                                                     24,691

 Total Consumer Discretionary                                        94,436

 CONSUMER STAPLES  1.6%
 Beverages  0.7%
 Cott *                                                179,000       4,337

                                                                     4,337

 Food & Staples Retailing  0.9%
 Shoppers Drug Mart (CAD)                              82,000        2,736

 Whole Foods Market                                    30,000        3,064

                                                                     5,800

 Total Consumer Staples                                              10,137

 ENERGY  7.6%
 Energy Equipment & Services  3.5%
 BJ Services                                           158,000       8,197

 Diamond Offshore Drilling                             49,000        2,445

 FMC Technologies *                                    135,000       4,480

 Smith International                                   114,000       7,151

                                                                     22,273

 Oil & Gas  4.1%
 EOG Resources                                         125,000       6,092

 Murphy Oil                                            86,000        8,491

 Western Gas Resources                                 122,000       4,203

 XTO Energy                                            206,000       6,765

                                                                     25,551

 Total Energy                                                        47,824

 FINANCIALS  8.3%
 Capital Markets  3.4%
 AmeriTrade *                                          405,000       4,135

 Eaton Vance                                           185,000       4,337

 Federated Investors, Class B                          75,000        2,123

 Investors Financial Services                          49,000        2,397

 Legg Mason                                            58,000        4,532

 Waddell & Reed Financial, Class A                     214,000       4,224

                                                                     21,748

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           30,000        1,322

                                                                     1,322

 Consumer Finance  0.7%
 Moneygram International                               217,000       4,099

                                                                     4,099

 Diversified Financial Services  1.2%
 CapitalSource *                                       172,000       3,956

 Principal Financial Group                             100,000       3,849

                                                                     7,805

 Insurance  2.5%
 Assurant                                              191,000       6,437

 Axis Capital Holdings                                 97,000        2,623

 Protective Life                                       55,000        2,161

 Willis Group Holdings                                 115,000       4,240

                                                                     15,461

 Thrifts & Mortgage Finance  0.3%
 Radian                                                45,000        2,148

                                                                     2,148

 Total Financials                                                    52,583

 HEALTH CARE  18.4%
 Biotechnology  5.0%
 Abgenix *                                             111,000       777

 Alkermes *                                            112,000       1,163

 Amylin Pharmaceuticals *                              70,000        1,224

 Celgene *                                             55,000        1,873

 Cephalon *                                            110,000       5,151

 Eyetech Pharmaceuticals *                             32,000        880

 Gilead Sciences *                                     167,000       5,979

 Human Genome Sciences *                               120,000       1,106

 ImClone Systems *                                     33,000        1,138

 MedImmune *                                           330,000       7,857

 Neurocrine Biosciences *                              60,000        2,284

 Protein Design Labs *                                 88,000        1,407

 Vertex Pharmaceuticals *                              107,000       1,002

                                                                     31,841

 Health Care Equipment & Supplies  3.5%
 Bausch & Lomb                                         21,000        1,539

 Edwards Lifesciences *                                102,000       4,408

 Gen-Probe *                                           47,000        2,094

 INAMED *                                              25,000        1,747

 Invitrogen *                                          48,000        3,322

 Kinetic Concepts *                                    86,000        5,130

 Varian Medical Systems *                              45,000        1,543

 Waters Corporation *                                  71,000        2,541

                                                                     22,324

 Health Care Providers & Services  6.3%
 AmerisourceBergen                                     49,000        2,807

 Community Health System *                             110,000       3,840

 Coventry Health Care *                                51,000        3,475

 Davita *                                              43,000        1,800

 Health Management                                     214,000       5,603

 Laboratory Corporation of America *                   126,000       6,073

 Manor Care                                            199,000       7,236

 Omnicare                                              254,000       9,004

                                                                     39,838

 Pharmaceuticals  3.6%
 Andrx *                                               118,000       2,675

 Barr Pharmaceuticals *                                122,000       5,957

 Elan ADR *                                            161,000       522

 IVAX *                                                298,000       5,891

 Sepracor *                                            32,000        1,837

 Taro Pharmaceuticals *                                62,000        1,957

 Valeant Pharmaceuticals                               163,000       3,671

                                                                     22,510

 Total Health Care                                                   116,513

 INDUSTRIALS & BUSINESS SERVICES  14.8%
 Aerospace & Defense  3.4%
 Alliant Techsystems *                                 111,000       7,931

 Goodrich                                              83,000        3,178

 Precision Castparts                                   5,000         385

 Rockwell Collins                                      206,000       9,804

                                                                     21,298

 Air Freight & Logistics  0.8%
 C.H. Robinson Worldwide                               62,000        3,195

 Expeditors International of Washington                30,000        1,606

                                                                     4,801

 Airlines  1.1%
 JetBlue Airways *                                     152,000       2,894

 Southwest Airlines                                    302,000       4,301

                                                                     7,195

 Building Products  0.8%
 American Standard                                     115,000       5,345

                                                                     5,345

 Commercial Services & Supplies  3.9%
 Apollo Group, Class A *                               31,000        2,296

 ChoicePoint *                                         200,000       8,022

 Education Management *                                118,000       3,298

 Manpower                                              144,000       6,267

 Robert Half International                             102,000       2,750

 Viad                                                  63,000        1,694

                                                                     24,327

 Industrial Conglomerates  2.0%
 Roper Industries                                      133,000       8,711

 Teleflex                                              75,000        3,839

                                                                     12,550

 Machinery  2.7%
 Danaher                                               91,000        4,860

 ITT Industries                                        66,000        5,956

 Oshkosh Truck                                         78,000        6,395

                                                                     17,211

 Trading Companies & Distributors  0.1%
 MSC Industrial Direct, Class A                        26,000        795

                                                                     795

 Total Industrials & Business Services                               93,522

 INFORMATION TECHNOLOGY  25.0%
 Communications Equipment  2.9%
 ADTRAN                                                188,000       3,316

 Comverse Technology *                                 102,000       2,573

 Harris                                                274,000       8,946

 Juniper Networks *                                    100,000       2,206

 Research In Motion *                                  14,000        1,070

                                                                     18,111

 Computers & Peripherals  0.7%
 Diebold                                               82,000        4,498

                                                                     4,498

 Electronic Equipment & Instruments  3.3%
 CDW                                                   84,000        4,761

 Dolby Laboratories, Class A *                         123,000       2,891

 Flextronics *                                         360,000       4,334

 FLIR Systems *                                        121,000       3,666

 Jabil Circuit *                                       193,000       5,504

                                                                     21,156

 Internet Software & Services  2.5%
 CNET Networks *                                       280,000       2,643

 IAC/InterActiveCorp *                                 91,000        2,027

 Monster Worldwide *                                   144,000       4,039

 VeriSign *                                            244,000       7,003

                                                                     15,712

 IT Services  6.2%
 CACI International, Class A *                         74,000        4,087

 Certegy                                               188,000       6,509

 Checkfree *                                           99,000        4,035

 DST Systems *                                         139,000       6,419

 Fiserv *                                              78,000        3,105

 Global Payments                                       76,000        4,901

 Hewitt Associates, Class A *                          57,000        1,516

 Iron Mountain *                                       192,000       5,537

 SunGard Data Systems *                                92,000        3,174

                                                                     39,283

 Semiconductor & Semiconductor Equipment  4.3%
 AMIS Holdings *                                       146,000       1,648

 Integrated Circuit Systems *                          126,000       2,409

 Intersil Holding, Class A                             261,000       4,520

 Microchip Technology                                  195,000       5,072

 Novellus Systems *                                    172,000       4,598

 PMC-Sierra *                                          195,000       1,716

 Semtech *                                             119,000       2,127

 Xilinx                                                175,000       5,115

                                                                     27,205

 Software  5.1%
 Activision *                                          143,000       2,116

 Adobe Systems                                         51,000        3,426

 Cadence Design Systems *                              352,000       5,262

 Intuit *                                              41,000        1,795

 Jack Henry & Associates                               125,000       2,249

 Macromedia *                                          31,000        1,039

 McAfee *                                              233,000       5,256

 Mercury Interactive *                                 84,000        3,980

 NAVTEQ *                                              114,000       4,942

 Red Hat *                                             175,000       1,909

                                                                     31,974

 Total Information Technology                                        157,939

 MATERIALS  1.8%
 Chemicals  0.8%
 Potash Corp./Saskatchewan                             59,000        5,163

                                                                     5,163

 Metals & Mining  1.0%
 Newmont Mining                                        94,000        3,971

 Nucor                                                 39,000        2,245

                                                                     6,216

 Total Materials                                                     11,379

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  0.7%
 Telus (CAD)                                           132,000       4,244

                                                                     4,244

 Wireless Telecommunication Services  1.7%
 Crown Castle International *                          302,000       4,850

 Nextel Partners, Class A *                            273,000       5,995

                                                                     10,845

 Total Telecommunication Services                                    15,089

 Total Common Stocks (Cost  $438,582)                                599,422

 SHORT-TERM INVESTMENTS  5.1%
 Money Market Fund  5.1%
 T. Rowe Price Government Reserve Investment Fund,
 2.56% #+                                              32,052,857    32,053
 Total Short-Term Investments (Cost  $32,053)                        32,053

 Total Investments in Securities
 100.0% of Net Assets (Cost $470,635)                  $             631,475


 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 +   Affiliated company - See Note 4.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
 ADR American Depository Receipts
 CAD Canadian dollar

 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $2,972 and represents 0.5% of net assets.


                      Acquisition        Acquisition
Description                  Date               Cost
TRW                        3/8/05        $     3,164
Totals                                   $     3,164

The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $470,635,000. Net unrealized gain aggregated $160,840,000 at period-end, of which $182,985,000 related to appreciated investments and $22,145,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $143,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $32,053,000 and $23,374,000, respectively.



T. Rowe Price Health Sciences Portfolio
 (Unaudited)                                               March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS AND WARRANTS
 BIOTECHNOLOGY  45.1%
 Major Biotechnology  37.4%
 Abgenix *                                             5,450         38

 Alkermes *                                            7,870         82

 American Pharmaceutical *                             200           10

 Amgen ^*                                              5,130         299

 Array BioPharma *                                     500           4

 Atherogenics *                                        2,300         30

 Biogen IDEC ^*                                        1,908         66

 Celgene *                                             3,000         102

 Cephalon ^*                                           5,730         268

 Chiron ^*                                             200           7

 CV Therapeutics *                                     2,400         49

 Eyetech Pharmaceuticals ^*                            3,400         93

 Genentech ^*                                          4,120         233

 Gilead Sciences ^*                                    13,320        477

 Human Genome Sciences *                               3,680         34

 ICOS *                                                500           11

 ImClone Systems ^*                                    5,220         180

 Kosan Biosciences *                                   700           3

 Martek Biosciences ^*                                 1,100         64

 Medicines Company ^*                                  5,760         131

 MedImmune *                                           2,210         53

 Neurocrine Biosciences ^*                             3,261         124

 NPS Pharmaceuticals *                                 3,600         45

 OSI Pharmaceuticals ^*                                2,300         95

 Protein Design Labs *                                 4,200         67

 Sepracor ^*                                           4,100         235

 Transkaryotic Therapies *                             1,720         43

 Trimeris *                                            4,400         50

 United Therapeutics ^*                                300           14

 Vertex Pharmaceuticals *                              4,000         37

                                                                     2,944

 Other Biotechnology  7.7%
 Alexion Pharmaceutical *                              2,220         48

 Amylin Pharmaceuticals ^*                             1,890         33

 BioCryst Pharmaceuticals *                            3,700         17

 Cubist Pharmaceuticals *                              6,500         69

 Cytokinetics *                                        300           2

 deCode Genetics *                                     3,700         21

 Discovery Laboratories *                              1,000         6

 Dynavax Technologies *                                300           1

 Encysive Pharmaceuticals *                            5,100         52

 Exelixis *                                            5,400         37

 Favrille *                                            700           4

 Idenix Pharmaceuticals *                              2,100         42

 Incyte Genomics *                                     2,400         16

 Inspire Pharmaceuticals *                             1,000         8

 Keryx Biopharmaceuticals *                            1,900         25

 Ligand Pharmaceuticals, Class B *                     800           5

 Myogen *                                              1,700         13

 Myogen, Warrants, 9/29/09 *++*                        100           0

 Myriad Genetics *                                     1,100         20

 Nektar Therapeutics *                                 2,000         28

 NeoRx *                                               1,000         1

 ONYX Pharmaceuticals ^*                               1,300         41

 Pharmion *                                            800           23

 Rigel Pharmaceuticals *                               1,300         21

 Theravance *                                          1,900         35

 Vicuron Pharmaceuticals *                             1,000         16

 Vion Pharmaceuticals *                                5,900         17

 ViroLogic *                                           400           1

 ViroPharma *                                          2,300         5

 XOMA *                                                2,300         2

                                                                     609

 Total Biotechnology                                                 3,553

 LIFE SCIENCES  4.3%
 Life Sciences  4.3%
 Gen-Probe ^*                                          1,500         67

 Immucor ^*                                            1,600         48

 Invitrogen *                                          1,700         118

 OraSure Technologies *                                2,100         15

 Serologicals *                                        1,100         27

 Symyx Technologies *                                  3,000         66

 Total Life Sciences                                                 341

 PHARMACEUTICALS  17.2%
 International Pharmaceuticals  0.9%
 Schwarz Pharma AG (EUR)                               600           26

 Solvay (EUR)                                          300           36

 UCB (EUR)                                             200           10

                                                                     72

 Major Pharmaceuticals  16.3%
 Able Laboratories *                                   1,200         28

 Alcon                                                 790           71

 Allergan                                              350           24

 Andrx *                                               2,500         57

 Elan ADR ^*                                           6,200         20

 Eli Lilly                                             1,600         83

 Forest Laboratories ^*                                300           11

 GlaxoSmithKline (GBP)                                 300           7

 Indevus Pharmaceuticals *                             1,800         5

 IVAX ^*                                               3,700         73

 Johnson & Johnson                                     1,580         106

 MGI Pharma *                                          4,700         119

 Novartis ADR                                          500           23

 Noven Pharmaceuticals *                               1,400         24

 Penwest Pharmaceuticals *                             600           7

 Pfizer ^                                              3,828         101

 Salix Pharmaceuticals *                               300           5

 Sanofi-Aventis (EUR)                                  650           55

 Schering-Plough                                       2,415         44

 Shire Pharmaceuticals ADR ^                           1,500         51

 Taro Pharmaceuticals *                                600           19

 Teva Pharmaceutical ADR                               1,800         56

 Valeant Pharmaceuticals ^                             1,300         29

 Wyeth ^                                               4,554         192

 Yamanouchi Pharmaceutical (JPY)                       2,000         68

                                                                     1,278

 Total Pharmaceuticals                                               1,350

 PRODUCTS & DEVICES  10.0%
 Implants  7.6%
 Aspect Medical Systems *                              1,300         28

 Baxter International                                  300           10

 Biomet                                                800           29

 BioSphere Medical *                                   3,200         13

 C R Bard                                              180           12

 CryoLife *                                            3,200         20

 Edwards Lifesciences *                                1,500         65

 Endologix *                                           2,900         17

 Fischer Imaging *                                     2,800         18

 Integra LifeSciences *                                300           10

 Kinetic Concepts ^*                                   1,800         107

 Kyphon *                                              500           12

 Medtronic ^                                           1,000         51

 Regeneration Technologies *                           2,900         30

 St. Jude Medical ^*                                   1,500         54

 Stryker                                               1,500         67

 Symmetry Medical *                                    300           6

 Zimmer Holdings *                                     630           49

                                                                     598

 Other Products & Devices  2.4%
 Bausch & Lomb                                         500           37

 CONMED *                                              100           3

 Cooper Companies                                      100           7

 Dade Behring Holdings *                               1,300         77

 INAMED ^*                                             100           7

 ResMed *                                              600           34

 Respironics *                                         100           6

 Select Comfort *                                      1,000         20

                                                                     191

 Total Products & Devices                                            789

 SERVICES  24.7%
 Distribution  2.5%
 AmerisourceBergen ^                                   500           29

 Cardinal Health                                       900           50

 Caremark RX *                                         367           15

 NeighborCare *                                        1,300         38

 Omnicare                                              370           13

 Patterson Companies *                                 1,000         50

                                                                     195

 Other Services  0.4%
 LabOne *                                              900           31

                                                                     31

 Payors  15.7%
 Coventry Health Care *                                1,200         82

 UnitedHealth Group                                    6,300         601

 WellPoint ^*                                          4,400         551

                                                                     1,234

 Providers  6.1%
 Community Health System *                             3,900         136

 Davita ^*                                             2,000         84

 HCA                                                   660           35

 HealthSouth *                                         3,100         16

 LCA-Vision                                            1,100         37

 Manor Care                                            300           11

 Sunrise Senior Living *                               1,600         78

 Symbion *                                             1,400         30

 Triad Hospitals *                                     900           45

 United Surgical Partners International *              300           14

                                                                     486

 Total Services                                                      1,946

 Total Miscellaneous Common Stocks  0.2%  8                          17

 Total Common Stocks and Warrants (Cost  $7,094)                     7,996

 CORPORATE BONDS  0.4%
 Morgan Stanley, 144A, 6.00%, 6/1/05                   1,000         30

 Total Corporate Bonds (Cost  $43)                                   30

 OPTIONS PURCHASED  0.0%
 CV Therapeutics, Call, 4/16/05 @ $20.00 *             500           1

 Total Options Purchased (Cost  $1)                                  1

 OPTIONS WRITTEN  (2.1%)
 Abbott Laboratories, Put, 1/21/06 @ $55.00 *          (200)         (2)

 Alexion Pharmaceutical, Put, 5/21/05 @ $22.50 *       (200)         0

 Allergan, Put, 1/21/06 @ $80.00 *                     (100)         (1)

 AmerisourceBergen, Call, 5/21/05 @ $60.00 *           (400)         0

 Amgen
 Call, 4/16/05 @ $60.00 *                              (100)         0

 Put, 7/16/05 @ $60.00 *                               (400)         (2)

 Amylin Pharmaceuticals
 Call
 1/21/06 @ $22.50 *                                    (200)         0

 1/21/06 @ $25.00 *                                    (500)         (1)

 Put, 1/21/06 @ $20.00 *                               (200)         (1)

 AstraZeneca, Put, 10/22/05 @ $45.00 *                 (300)         (2)

 Bausch & Lomb
 Put
 1/21/06 @ $70.00 *                                    (200)         (1)

 1/21/06 @ $65.00 *                                    (200)         0

 1/21/06 @ $75.00 *                                    (100)         (1)

 1/21/06 @ $80.00 *                                    (100)         (1)

 Baxter International
 Put
 1/21/06 @ $35.00 *                                    (200)         (1)

                      1/21/06 @ $40.00 *               (200)         (1)

 Biogen IDEC
                      Call
                      7/16/05 @ $40.00 *               (500)         0

                      7/16/05 @ $45.00 *               (300)         0

                      Put
                      1/21/06 @ $60.00 *               (100)         (3)

                      1/21/06 @ $70.00 *               (200)         (7)

                      4/16/05 @ $65.00 *               (200)         (6)

                      7/16/05 @ $45.00 *               (200)         (2)

 Biomet, Put, 7/16/05, @ $45.00 *                      (200)         (2)

 Boston Scientific, Put, 1/21/06 @ $40.00*             (300)         (3)

 Celgene, Put, 1/21/06 @ $35.00 *                      (300)         (2)

 Cephalon, Call, 8/20/05 @ $55.00 *                    (300)         0

 Chiron, Call, 10/22/05 @ $45.00 *                     (200)         0

 Community Health System
                      Put
                      6/18/05 @ $30.00 *               (100)         0

                      9/17/05 @ $35.00 *               (200)         0

 Coventry Health Care
                      Put
                      1/21/06 @ $50.00 *               (200)         0

                      1/21/06 @ $60.00 *               (100)         (1)

                      1/21/06 @ $65.00 *               (200)         (1)

 Davita
                      Call, 7/16/05 @ $45.00 *         (300)         0

                      Put
                      1/21/06 @ $50.00 *               (200)         (2)

                      7/16/05 @ $50.00 *               (400)         (3)

 Edwards Lifesciences, Put, 8/20/05 @ $50.00 *         (200)         (1)

 Elan
                      Call, 7/16/05 @ $10.00 *         (1,800)       0

                      Put
                      1/21/06 @ $25.00 *               (400)         (9)

                      1/21/06 @ $30.00 *               (500)         (13)

 Encysive Pharmaceuticals, Put, 10/22/05 @ $15.00 *    (200)         (1)


 Eyetech Pharmaceuticals
                      Call, 9/17/05 @ $40.00 *         (600)         (1)

                      Put
                      6/18/05 @ $40.00 *               (100)         (1)

                      6/18/05 @ $45.00 *               (300)         (5)

                      9/17/05 @ $45.00 *               (100)         (2)

 Forest Laboratories, Call, 5/21/05 @$40.00 *          (300)         0

 Gen-Probe
 Call, 8/20/05 @ $60.00 *                              (500)         0

 Put, 8/20/05 @ $50.00 *                               (200)         (2)

 Genentech
 Call
 6/18/05 @ $65.00 *                                    (300)         0

 9/17/05 @ $70.00 *                                    (1,000)       (2)

 Put
 1/21/06 @ $50.00 *                                    (200)         (1)

 1/21/06 @ $65.00 *                                    (800)         (9)

 6/18/05 @ $50.00 *                                    (300)         0

 6/18/05 @ $60.00 *                                    (200)         (1)

 9/17/05 @ $70.00 *                                    (200)         (3)

 Gilead Sciences
 Call, 8/20/05 @ $40.00 *                              (900)         (1)

 Put, 8/20/05 @ $32.50 *                               (200)         0

 HCA, Put, 1/21/06 @ $50.00 *                          (200)         (1)

 Henry Schein, Put, 1/21/06 @ $30.00 *                 (200)         0

 ICOS, Put, 1/21/06 @ $30.00 *                         (200)         (2)

 ImClone Systems
 Call
 1/21/06 @ $50.00 *                                    (500)         (1)

 11/19/05 @ $40.00 *                                   (700)         (2)

 5/21/05 @ $40.00 *                                    (700)         (1)

 5/21/05 @ $45.00 *                                    (800)         (1)

 5/21/05 @ $50.00 *                                    (600)         0

 8/20/05 @ $50.00 *                                    (1,200)       (1)

 Immucor
 Call
 6/18/05 @ $35.00 *                                    (200)         0

 9/17/05 @ $35.00 *                                    (200)         0

 Put, 9/17/05 @ $35.00 *                               (100)         (1)

 INAMED, Call, 4/16/05 @ $65.00 *                      (100)         (1)

 Invitrogen
 Put
 1/21/06 @ $70.00 *                                    (200)         (1)

 1/21/06 @ $75.00 *                                    (200)         (2)

 IVAX
 Call, 6/18/05 @ $17.50 *                              (500)         (1)

 Put, 1/21/06 @ $22.50 *                               (400)         (2)

 Kinetic Concepts
 Call
 6/18/05 @ $65.00 *                                    (500)         (1)

 9/17/05 @ $70.00 *                                    (200)         0

 Put
  6/18/05 @ $65.00 *                                   (100)         (1)

 9/17/05 @ $65.00 *                                    (100)         (1)

 LCA Vision, Put, 9/17/05 @ $35.00 *                   (200)         (1)

 Martek Biosciences
 Call
 6/18/05 @ $50.00 *                                    (300)         (3)

 6/18/05 @ $55.00 *                                    (200)         (1)

 Put, 6/18/05 @ $60.00 *                               (100)         (1)

 Medicines Company, Call, 7/16/05 @ $25.00 *           (500)         (1)

 Medtronic
 Call, 5/21/05 @ $50.00 *                              (300)         (1)

 Put
 1/21/06 @ $55.00 *                                    (100)         0

 5/21/05 @ $55.00 *                                    (200)         (1)

 Merck, Put, 1/26/06 @ $30.00 *                        (200)         0

 MGI Pharma, Put, 1/21/06 @ $22.50 *                   (200)         0

 Neurocrine Biosciences
 Call
 5/21/05 @ $45.00 *                                    (400)         0

 8/20/05 @ $50.00 *                                    (400)         0

 Put, 8/20/05 @ $45.00 *                               (200)         (2)

 ONYX Pharmaceuticals
 Call, 8/20/05 @ $45.00 *                              (500)         0

 Put, 8/20/05 @ $30.00 *                               (200)         (1)

 OSI Pharmaceuticals
 Call, 7/16/05 @ $55.00 *                              (300)         0

 Put, 7/16/05 @ $50.00 *                               (200)         (2)

 Patterson Companies, Put, 7/16/05 @ $45.00 *          (100)         0

 Pfizer
 Call
 1/21/06 @ $30.00 *                                    (600)         (1)

 1/21/06 @ $32.50 *                                    (300)         0

 ResMed, Put, 10/22/05 @ $65.00 *                      (300)         (3)

 Respironics, Put, 10/22/05 @ $65.00 *                 (200)         (2)

 Sepracor
 Call
 4/16/05 @ $65.00 *                                    (600)         0

 7/16/05 @ $70.00 *                                    (200)         0

 7/16/05 @ $75.00 *                                    (600)         (1)

 Put
 1/21/06 @ $55.00 *                                    (300)         (2)

 1/21/06 @ $60.00 *                                    (400)         (4)

 1/21/06 @ $65.00 *                                    (200)         (2)

 1/21/06 @ $70.00 *                                    (100)         (1)

 4/16/05 @ $60.00 *                                    (100)         0

 4/16/05 @ $65.00 *                                    (100)         (1)

 7/16/05 @ $60.00 *                                    (400)         (3)

 Shire Pharmaceuticals
 Call, 10/22/05 @ $37.50 *                             (400)         0

 Put
 1/21/06 @ $40.00 *                                    (300)         (2)

 7/16/05 @ $40.00 *                                    (300)         (2)

 St. Jude Medical
 Call, 7/16/05 @ $40.00 *                              (300)         0

 Put
 1/21/06 @ $40.00 *                                    (200)         (1)

 7/16/05 @ $40.00 *                                    (200)         (1)

 Stryker, Put, 1/21/06 @ $50.00 *                      (200)         (1)

 Sunrise Senior Living, Put, 7/16/05 @ $45.00 *        (200)         0

 Triad Hospitals
 Put
 1/21/06 @ $40.00 *                                    (200)         0

 1/21/06 @ $50.00 *                                    (200)         (1)

 United Therapeutics, Call, 5/21/05 @ $50.00 *         (300)         0

 Valeant Pharmaceuticals, Call,  9/17/05 @ $25.00 *    (400)         0

 WellPoint
 Call, 6/18/05 @ $90.00 *                              (100)         (4)

 Put, 6/18/05 @ $105.00 *                              (100)         0

 Wyeth
 Call
 1/21/06 @ $45.00 *                                    (1,000)       (2)

 1/21/06 @ $50.00 *                                    (600)         0

 7/16/05 @ $40.00 *                                    (500)         (2)

 7/16/05 @ $45.00 *                                    (900)         (1)

 Zimmer Holdings, Put, 1/21/06 @ $80.00 *              (100)         (1)

 Total Options Written (Cost  $(162))                                (170)

 SHORT-TERM INVESTMENTS  0.8%
 Money Market Fund  0.8%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       62,532        62

 Total Short-Term Investments (Cost  $62)                            62

 Total Investments in Securities
 100.6% of Net Assets (Cost $7,038)                    $             7,919


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 8    The identity of certain securities has been concealed
      to protect the fund while it completes a purchase or
      selling program for the securities.
 ^ All or a portion of this security is pledged to cover written call options at March 31, 2005.
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $30 and represents 0.4% of net assets
 ADR  American Depository Receipts
 EUR  Euro
 GBP  British pound
 JPY  Japanese yen

 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $0 and represents 0.0% of net assets.

                                            Acquisition          Acquisition
 Description                                       Date                 Cost
 Myogen, Warrants, 9/29/09                      9/29/04          $         0
 Totals                                                          $         0

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Health Sciences Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options
The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $7,038,000. Net unrealized gain aggregated $881,000 at period-end, of which $1,488,000 related to appreciated investments and $607,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $62,000 and $129,000, respectively.



T. Rowe Price Equity Index 500 Portfolio
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par   Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.9%
 CONSUMER DISCRETIONARY  10.9%
 Auto Components  0.1%
 Cooper Tire                                           40            1

 Dana                                                  70            1

 Delphi                                                270           1

 Goodyear Tire & Rubber *                              70            1

 Johnson Controls                                      80            5

 Visteon                                               50            0

                                                                     9

 Automobiles  0.5%
 Ford Motor                                            910           10

 GM                                                    270           8

 Harley-Davidson                                       140           8

                                                                     26

 Distributors  0.1%
 Genuine Parts                                         70            3

                                                                     3

 Hotels, Restaurants & Leisure  1.4%
 Carnival                                              300           16

 Darden Restaurants                                    75            2

 Harrah's Entertainment                                60            4

 Hilton                                                170           4

 International Game Technology                         140           4

 Marriott, Class A                                     120           8

 McDonald's                                            640           20

 Starbucks *                                           180           9

 Starwood Hotels & Resorts Worldwide, Equity Units     90            5

 Wendy's                                               50            2

 Yum! Brands                                           140           7

                                                                    81

 Household Durables  0.5%
 Black & Decker                                        50            4

 Centex                                                50            3

 Fortune Brands                                        80            7

 KB Home                                               20            2

 Leggett & Platt                                       80            2

 Maytag                                                40            1

 Newell Rubbermaid                                     120           3

 Pulte                                                 60            4

 Snap-On                                               40            1

 Stanley Works                                         50            2

 Whirlpool                                             30            2

                                                                    31

 Internet & Catalog Retail  0.4%
 eBay *                                                620           23

                                                                     23

 Leisure Equipment & Products  0.2%
 Brunswick                                             40            2

 Eastman Kodak                                         130           4

 Hasbro                                                90            2

 Mattel                                                190           4

                                                                     12

 Media  3.9%
 Clear Channel Communications                          300           10

 Comcast, Class A *                                    1,143         39

 Disney                                                980           28

 Dow Jones                                             40            1

 Gannett                                               120           9

 Interpublic Group *                                   210           2

 Knight-Ridder                                         40            3

 McGraw-Hill                                           90            8

 Meredith                                              30            1

 New York Times, Class A                               80            3

 News Corporation, Class A                             1,400         24

 Omnicom                                               90            8

 Time Warner *                                         2,325         41

 Tribune                                               140           6

 Univision Communications, Class A *                   150           4

 Viacom, Class B                                       850           30

                                                                     217

 Multiline Retail  1.1%
 Big Lots *                                            40            0

 Dillards, Class A                                     30            1

 Dollar General                                        150           3

 Family Dollar Stores                                  70            2

 Federated Department Stores                           90            6

 J.C. Penney                                           140           7

 Kohl's *                                              170           9

 May Department Stores                                 150           6

 Nordstrom                                             60            3

 Sears *                                               28            4

 Target                                                430           22

                                                                     63

 Specialty Retail  2.2%
 Autonation *                                          100           2

 AutoZone *                                            50            4

 Bed Bath & Beyond *                                   130           5

 Best Buy                                              140           8

 Circuit City                                          100           2

 GAP                                                   430           9

 Home Depot                                            1,060         40

 Lowes                                                 360           21

 Office Depot *                                        160           3

 OfficeMax                                             30            1

 RadioShack                                            80            2

 Sherwin-Williams                                      80            3

 Staples                                               250           8

 The Limited                                           220           5

 Tiffany                                               60            2

 TJX                                                   230           6

 Toys "R" Us *                                         100           3

                                                                     124

 Textiles, Apparel, & Luxury Goods  0.5%
 Coach *                                               100           6

 Jones Apparel Group                                   50            2

 Liz Claiborne                                         60            2

 Nike, Class B                                         130           11

 Reebok                                                40            2

 V. F.                                                 60            3

                                                                     26

 Total Consumer Discretionary                                        615

 CONSUMER STAPLES  9.9%
 Beverages  2.2%
 Anheuser-Busch                                        370           18

 Brown-Forman, Class B                                 60            3

 Coca-Cola                                             1,170         49

 Coca-Cola Enterprises                                 210           4

 Molson Coors Brewing, Class B                         30            2

 Pepsi Bottling Group                                  120           4

 PepsiCo                                               852           45

                                                                     125

 Food & Staples Retailing  2.8%
 Albertsons                                            160           3

 Costco Wholesale                                      300           13

 CVS                                                   200           11

 Kroger *                                              340           5

 Safeway *                                             210           4

 Supervalu                                             50            2

 Sysco                                                 290           10

 Wal-Mart                                              1,670         84

 Walgreen                                              520           23

                                                                    155

 Food Products  1.2%
 Archer-Daniels-Midland                                303           7

 Campbell Soup                                         180           5

 ConAgra                                               250           7

 General Mills                                         170           8

 Heinz                                                 170           6

 Hershey Foods                                         100           6

 Kellogg                                               180           8

 McCormick                                             60            2

 Sara Lee                                              360           8

 Wrigley                                               100           7

                                                                     64

 Household Products  1.8%
 Clorox                                                70            4

 Colgate-Palmolive                                     230           12

 Kimberly-Clark                                        250           17

 Procter & Gamble                                      1,260         67

                                                                     100

 Personal Products  0.6%
 Alberto Culver, Class B                               45            2

 Avon                                                  220           10

 Gillette                                              460           23

                                                                     35

 Tobacco  1.3%
 Altria Group                                          1,010         66

 Reynolds American                                     60            5

 UST                                                   90            4

                                                                     75

 Total Consumer Staples                                              554

 ENERGY  8.4%
 Energy Equipment & Services  1.2%
 Baker Hughes                                          170           8

 BJ Services                                           80            4

 Halliburton                                           300           13

 Nabors Industries *                                   80            5

 National Oilwell Varco *                              100           5

 Noble Drilling                                        60            3

 Rowan                                                 40            1

 Schlumberger                                          280           20

 Transocean *                                          160           8

                                                                     67

 Oil & Gas  7.2%
 Amerada Hess                                          40            4

 Anadarko Petroleum                                    130           10

 Apache                                                178           11

 Ashland                                               40            3

 Burlington Resources                                  180           9

 ChevronTexaco                                         1,014         59

 ConocoPhillips                                        330           36

 Devon Energy                                          300           14

 El Paso Corporation                                   361           4

 EOG Resources                                         140           7

 ExxonMobil                                            3,150         188

 Kerr-McGee                                            70            5

 Kinder Morgan                                         50            4

 Marathon Oil                                          160           7

 Occidental Petroleum                                  170           12

 Sunoco                                                40            4

 Unocal                                                130           8

 Valero Energy                                         140           10

 Williams Companies                                    330           6

 XTO Energy                                            186           6

                                                                     407

 Total Energy                                                        474

 FINANCIALS  18.7%
 Capital Markets  2.6%
 Bank of New York                                      380           11

 Bear Stearns                                          50            5

 Charles Schwab                                        630           7

 E*TRADE Financial *                                   170           2

 Federated Investors, Class B                          60            2

 Franklin Resources                                    110           8

 Goldman Sachs                                         250           27

 Janus Capital Group                                   100           1

 Lehman Brothers                                       140           13

 Mellon Financial                                      210           6

 Merrill Lynch                                         450           25

 Morgan Stanley                                        520           30

 Northern Trust                                        90            4

 State Street                                          160           7

                                                                     148

 Commercial Banks  5.6%
 AmSouth                                               170           4

 Bank of America                                       2,064         91

 BB&T                                                  270           11

 Comerica                                              90            5

 Compass Bancshares                                    100           5

 Fifth Third Bancorp                                   267           11

 First Horizon National                                60            2

 Huntington Bancshares                                 120           3

 KeyCorp                                               200           7

 M & T Bank                                            50            5

 Marshall & Ilsley                                     110           5

 National City                                         310           10

 North Fork Bancorporation                             255           7

 PNC Financial Services Group                          120           6

 Regions Financial                                     235           8

 SunTrust                                              170           12

 Synovus Financial                                     140           4

 U.S. Bancorp                                          967           28

 Wachovia                                              793           40

 Wells Fargo                                           810           48

 Zions Bancorp                                         40            3

                                                                     315

 Consumer Finance  1.1%
 American Express                                      550           28

 Capital One Financial                                 120           9

 MBNA                                                  595           15

 Providian Financial *                                 140           2

 SLM Corporation                                       210           11

                                                                     65

 Diversified Financial Services  3.4%
 CIT Group                                             100           4

 Citigroup                                             2,560         115

 J.P. Morgan Chase                                     1,783         62

 Moody's                                               70            5

 Principal Financial Group                             150           6

                                                                     192

 Insurance  3.9%
 ACE Limited                                           130           5

 AFLAC                                                 230           9

 Allstate                                              320           17

 Ambac                                                 50            4

 American International Group                          1,271         70

 Aon                                                   150           3

 Chubb                                                 100           8

 Cincinnati Financial                                  93            4

 Hartford Financial Services                           130           9

 Jefferson Pilot                                       65            3

 Lincoln National                                      80            4

 Loews                                                 90            7

 Marsh & McLennan                                      250           8

 MBIA                                                  65            3

 MetLife                                               360           14

 Progressive Corporation                               100           9

 Prudential                                            260           15

 Safeco                                                70            3

 St. Paul Companies                                    318           12

 Torchmark                                             40            2

 UnumProvident                                         150           3

 XL Capital                                            80            6

                                                                     218

 Real Estate  0.5%
 Apartment Investment & Management, Class A, REIT      50            2

 Archstone-Smith Trust, REIT                           100           3

 Equity Office Properties, REIT                        190           6

 Equity Residential, REIT                              120           4

 Plum Creek Timber, REIT                               70            2

 ProLogis, REIT                                        100           4

 Simon Property Group, REIT                            100           6

                                                                     27

 Thrifts & Mortgage Finance  1.6%
 Countrywide Credit                                    278           9

 Fannie Mae                                            490           27

 Freddie Mac                                           320           20

 Golden West Financial                                 140           9

 MGIC Investment                                       50            3

 Sovereign Bancorp                                     200           4

 Washington Mutual                                     415           16

                                                                     88

 Total Financials                                                    1,053

 HEALTH CARE  12.5%
 Biotechnology  1.1%
 Amgen *                                               633           37

 Applera                                               80            1

 Biogen IDEC *                                         163           6

 Chiron *                                              90            3

 Genzyme *                                             100           6

 Gilead Sciences *                                     200           7

 MedImmune *                                           110           3

                                                                     63

 Health Care Equipment & Supplies  2.1%
 Bausch & Lomb                                         30            2

 Baxter International                                  290           10

 Becton, Dickinson                                     130           8

 Biomet                                                120           4

 Boston Scientific *                                   380           11

 C R Bard                                              40            3

 Fisher Scientific *                                   60            3

 Guidant                                               160           12

 Hospira *                                             69            2

 Medtronic                                             660           34

 Millipore *                                           30            1

 PerkinElmer                                           70            1

 St. Jude Medical *                                    180           7

 Stryker                                               190           9

 Thermo Electron *                                     80            2

 Waters Corporation *                                  40            1

 Zimmer Holdings *                                     103           8

                                                                     118

 Health Care Providers & Services  2.4%
 Aetna                                                 180           13

 AmerisourceBergen                                     40            2

 Cardinal Health                                       210           12

 Caremark RX *                                         230           9

 CIGNA                                                 70            6

 Express Scripts *                                     30            3

 HCA                                                   220           12

 Health Management                                     100           3

 Humana *                                              90            3

 IMS Health                                            130           3

 Laboratory Corporation of America *                   100           5

 Manor Care                                            30            1

 McKesson                                              150           6

 Medco *                                               115           6

 Quest Diagnostics                                     50            5

 Tenet Healthcare *                                    215           2

 UnitedHealth Group                                    310           30

 WellPoint *                                           140           17

                                                                     138

 Pharmaceuticals  6.9%
 Abbott Laboratories                                   760           36

 Allergan                                              60            4

 Bristol Myers Squibb                                  940           24

 Eli Lilly                                             620           32

 Forest Laboratories *                                 160           6

 Johnson & Johnson                                     1,518         102

 King Pharmaceuticals *                                123           1

 Merck                                                 1,100         36

 Mylan Laboratories                                    100           2

 Pfizer                                                3,774         99

 Schering-Plough                                       740           13

 Watson Pharmaceuticals *                              50            2

 Wyeth                                                 720           30

                                                                     387

 Total Health Care                                                   706

 INDUSTRIALS & BUSINESS SERVICES  11.5%
 Aerospace & Defense  2.2%
 Boeing                                                390           23

 General Dynamics                                      100           11

 Goodrich                                              70            3

 Honeywell International                               470           17

 L-3 Communication                                     100           7

 Lockheed Martin                                       210           13

 Northrop Grumman                                      184           10

 Raytheon                                              210           8

 Rockwell Collins                                      90            4

 United Technologies                                   250           25

                                                                     121

 Air Freight & Logistics  1.0%
 Fedex                                                 160           15

 Ryder System                                          40            2

 UPS, Class B                                          570           41

                                                                     58

 Airlines  0.1%
 Delta *                                               50            0

 Southwest Airlines                                    380           6

                                                                     6

 Building Products  0.2%
 American Standard                                     90            4

 Masco                                                 200           7

                                                                     11

 Commercial Services & Supplies  0.9%
 Allied Waste Industries *                             150           1

 Apollo Group, Class A *                               100           7

 Avery Dennison                                        50            3

 Cendant                                               480           10

 Cintas                                                90            4

 Deluxe                                                30            1

 Equifax                                               70            2

 H&R Block                                             90            5

 PHH *                                                 24            1

 Pitney Bowes                                          120           5

 R.R. Donnelley                                        100           3

 Robert Half International                             70            2

 Waste Management                                      250           7

                                                                     51

 Construction & Engineering  0.0%
 Fluor                                                 40            2

                                                                     2

 Electrical Equipment  0.4%
 American Power Conversion                             80            2

 Cooper Industries, Class A                            50            4

 Emerson Electric                                      200           13

 Power-One *                                           50            0

 Rockwell Automation                                   90            5

 Thomas & Betts *                                      20            1

                                                                    25

 Industrial Conglomerates  4.7%
 3M                                                    410           35

 GE                                                    5,300         191

 Textron                                               60            5

 Tyco International                                    975           33

                                                                    264

 Machinery  1.4%
 Caterpillar                                           170           16

 Crane                                                 20            1

 Cummins Engine                                        20            1

 Danaher                                               140           7

 Deere                                                 120           8

 Dover                                                 90            3

 Eaton                                                 60            4

 Illinois Tool Works                                   160           14

 Ingersoll-Rand, Class A                               90            7

 ITT Industries                                        40            4

 Navistar *                                            20            1

 PACCAR                                                97            7

 Pall                                                  60            2

 Parker Hannifin                                       70            4

                                                                     79

 Road & Rail  0.5%
 Burlington Northern Santa Fe                          180           10

 CSX                                                   90            4

 Norfolk Southern                                      200           7

 Union Pacific                                         110           8

                                                                     29

 Trading Companies & Distributors  0.1%
 W. W. Grainger                                        40            2

                                                                     2

 Total Industrials & Business Services                               648

 INFORMATION TECHNOLOGY  14.4%
 Communications Equipment  2.4%
 ADC Telecommunications *                              440           1

 Andrew *                                              90            1

 Avaya *                                               220           3

 CIENA *                                               410           1

 Cisco Systems *                                       3,240         58

 Comverse Technology *                                 100           3

 Corning *                                             660           7

 JDS Uniphase *                                        840           1

 Lucent Technologies *                                 2,340         6

 Motorola                                              1,290         19

 QUALCOMM                                              870           32

 Scientific-Atlanta                                    70            2

 Tellabs *                                             210           2

                                                                     136

 Computers & Peripherals  3.7%
 Apple Computer *                                      380           16

 Dell *                                                1,230         47

 EMC *                                                 1,160         14

 Gateway *                                             160           1

 Hewlett-Packard                                       1,457         32

 IBM                                                   830           76

 Lexmark International *                               50            4

 NCR *                                                 100           3

 Network Appliance *                                   170           5

 QLogic *                                              40            2

 Sun Microsystems *                                    1,600         6

                                                                     206

 Electronic Equipment & Instruments  0.3%
 Agilent Technologies *                                220           5

 Jabil Circuit *                                       80            2

 Molex                                                 80            2

 Sanmina-SCI *                                         260           1

 Solectron *                                           560           2

 Symbol Technologies                                   120           2

 Tektronix                                             30            1

                                                                     15

 Internet Software & Services  0.4%
 Monster Worldwide *                                   70            2

 Yahoo! *                                              650           22

                                                                     24

 IT Services  1.0%
 Affiliated Computer Services, Class A *               70            4

 Automatic Data Processing                             290           13

 Computer Sciences *                                   90            4

 Convergys *                                           60            1

 Electronic Data Systems                               220           4

 First Data                                            405           16

 Fiserv *                                              90            4

 Paychex                                               170           6

 Sabre Holdings                                        60            1

 SunGard Data Systems *                                130           4

 Unisys *                                              160           1

                                                                     58

 Office Electronics  0.1%
 Xerox *                                               450           7

                                                                     7

 Semiconductor & Semiconductor Equipment  2.9%
 Advanced Micro Devices *                              160           3

 Altera *                                              180           4

 Analog Devices                                        170           6

 Applied Materials *                                   790           13

 Applied Micro Circuits *                              130           0

 Broadcom, Class A *                                   140           4

 Freescale Semiconductor, Class B *                    320           5

 Intel                                                 3,120         72

 KLA-Tencor *                                          90            4

 Linear Technology                                     160           6

 LSI Logic *                                           170           1

 Maxim Integrated Products                             140           6

 Micron Technology *                                   270           3

 National Semiconductor                                200           4

 Novellus Systems *                                    60            2

 NVIDIA *                                              80            2

 PMC-Sierra *                                          90            1

 Teradyne *                                            100           1

 Texas Instruments                                     850           22

 Xilinx                                                160           5

                                                                     164

 Software  3.6%
 Adobe Systems                                         120           8

 Autodesk                                              100           3

 BMC Software *                                        100           2

 Citrix Systems *                                      70            2

 Computer Associates                                   290           8

 Compuware *                                           170           1

 Electronic Arts *                                     140           7

 Intuit *                                              100           4

 Mercury Interactive *                                 40            2

 Microsoft                                             4,970         120

 Novell *                                              170           1

 Oracle *                                              2,190         27

 Parametric Technology *                               140           1

 Siebel Systems *                                      240           2

 Symantec *                                            360           8

 VERITAS Software *                                    190           4

                                                                     200

 Total Information Technology                                        810

 MATERIALS  3.0%
 Chemicals  1.7%
 Air Products and Chemicals                            100           6

 Dow Chemical                                          528           26

 DuPont                                                470           24

 Eastman Chemical                                      30            2

 Ecolab                                                110           4

 Engelhard                                             60            2

 Great Lakes Chemical                                  20            1

 Hercules *                                            40            0

 International Flavors & Fragrances                    30            1

 Monsanto                                              140           9

 PPG Industries                                        90            6

 Praxair                                               140           7

 Rohm & Haas                                           100           5

 Sigma Aldrich                                         30            2

                                                                     95

 Construction Materials  0.0%
 Vulcan Materials                                      40            2

                                                                     2

 Containers & Packaging  0.2%
 Ball                                                  40            2

 Bemis                                                 60            2

 Pactiv *                                              60            1

 Sealed Air *                                          40            2

 Temple-Inland                                         20            2

                                                                     9

 Metals & Mining  0.7%
 Alcoa                                                 410           12

 Allegheny Technologies                                30            1

 Freeport McMoRan Copper Gold, Class B                 90            4

 Newmont Mining                                        200           8

 Nucor                                                 60            3

 Phelps Dodge                                          50            5

 USX-U.S. Steel Group                                  60            3

 Worthington Industries                                30            1

                                                                    37

 Paper & Forest Products  0.4%
 Georgia-Pacific                                       120           4

 International Paper                                   220           8

 Louisiana Pacific                                     50            1

 MeadWestvaco                                          108           4

 Neenah Paper                                          7             0

 Weyerhaeuser                                          100           7

                                                                     24

 Total Materials                                                     167

 TELECOMMUNICATION SERVICES  2.9%
 Diversified Telecommunication Services  2.7%
 Alltel                                                160           9

 AT&T                                                  384           7

 BellSouth                                             910           24

 Centurytel                                            50            2

 Citizens Communications                               140           2

 Qwest Communications International *                  930           3

 SBC Communications                                    1,680         40

 Sprint                                                715           16

 Verizon Communications                                1,340         48

                                                                     151

 Wireless Telecommunication Services  0.2%
 Nextel Communications, Class A *                      530           15

                                                                     15

 Total Telecommunication Services                                    166

 TRUSTS & MUTUAL FUNDS  3.8%
 Trusts & Mutual Funds  3.8%
 S&P Depository Receipts Trust                         1,790         211

 Total Trusts & Mutual Funds                                         211

 UTILITIES  2.9%
 Electric Utilities  2.0%
 Allegheny Energy *                                    70            2

 Ameren                                                90            4

 American Electric Power                               160           6

 CenterPoint Energy                                    150           2

 CINergy                                               70            3

 Consolidated Edison                                   100           4

 DTE Energy                                            90            4

 Edison International                                  140           5

 Entergy                                               100           7

 Exelon                                                310           14

 FirstEnergy                                           153           6

 FPL Group                                             200           8

 PG&E                                                  210           7

 Pinnacle West Capital                                 50            2

 PPL                                                   90            5

 Progress Energy                                       120           5

 Southern Company                                      350           11

 Teco Energy                                           90            1

 TXU                                                   140           11

 XCEL Energy                                           200           4

                                                                     111

 Gas Utilities  0.1%
 KeySpan                                               70            3

 NICOR                                                 20            1

 NiSource                                              100           2

 Peoples Energy                                        20            1

                                                                     7

 Multi-Utilities & Unregulated Power  0.8%
 AES *                                                  290          5

 Calpine *                                              190          1

 CMS Energy *                                           70           1

 Constellation Energy Group                             70           4

 Dominion Resources                                     160          12

 Duke Energy                                            440          12

 Dynegy, Class A *                                      280          1

 Public Service Enterprise                              120          6

 Sempra Energy                                          110          4

                                                                     46

 Total Utilities                                                     164

 Total Common Stocks (Cost  $5,012)                                  5,568

 SHORT-TERM INVESTMENTS  2.3%
 Money Market Fund  2.1%
 T. Rowe Price Reserve Investment Fund, 2.67% #+        117,201      117

                                                                     117

 U.S. Treasury Obligations  0.2%
 U.S. Treasury Bills, 2.66%, 4/21/05 ++                   11,000     11

                                                                     11

 Total Short-Term Investments (Cost  $128)                           128

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures contracts (2) 0

 Total Futures Contracts                                             0

 Total Investments in Securities
 101.2% of Net Assets (Cost $5,140)                       $          5,696


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 REIT Real Estate Investment Trust

 (2) Open Futures Contracts at March 31, 2005 were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                       Expiration      Value       Gain (Loss)
 Long, 1 S&P EMini 500 Index
 contracts, $11 par of 2.66% U.S.
 Treasury Bills pledged as
 initial margin                              6/05       $  59       $      (2)

 Net payments (receipts) of variation
 margin to date                                                              2

 Variation margin receivable (payable)
 on open futures contracts                                           $       0


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Equity Index 500 Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $5,140,000. Net unrealized gain aggregated $554,000 at period-end, of which $904,000 related to appreciated investments and $350,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $117,000 and $109,000, respectively.



T. Rowe Price Blue Chip Growth Portfolio
(Unaudited)                                                March 31, 2005
PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.0%
 CONSUMER DISCRETIONARY  14.2%
 Automobiles  0.5%
 Harley-Davidson                                       7,700         445

                                                                     445

 Hotels, Restaurants & Leisure  3.0%
 Carnival                                              20,000        1,036

 Harrah's Entertainment                                1,100         71

 International Game Technology                         20,300        541

 Marriott, Class A                                     5,700         381

 McDonald's                                            9,300         290

 Starbucks *                                           2,400         124

                                                                     2,443

 Household Durables  0.3%
 Fortune Brands                                        3,000         242

                                                                     242

 Internet & Catalog Retail  0.6%
 Amazon.com *                                          4,700         161

 eBay *                                                8,400         313

                                                                     474

 Media  5.4%
 Comcast, Class A *                                    23,650        790

 Disney                                                5,600         161

 Liberty Media, Class A *                              29,200        303

 News Corporation, Class A                             41,100        695

 Omnicom                                               2,790         247

 Scripps, Class A                                      8,800         429

 Time Warner *                                         52,300        918

 Viacom, Class B                                       22,751        792

 Washington Post, Class B                              106           95

                                                                     4,430

 Multiline Retail  2.3%
 Kohl's *                                              12,000        619

 Target                                                25,270        1,264

                                                                     1,883

 Specialty Retail  2.1%
 Best Buy                                              10,250        554

 Home Depot                                            30,400        1,162

                                                                     1,716

 Total Consumer Discretionary                                        11,633

 CONSUMER STAPLES  5.6%
 Beverages  1.0%
 Coca-Cola                                             2,950         123

 PepsiCo                                               13,610        722

                                                                     845

 Food & Staples Retailing  2.8%
 CVS                                                   5,500         289

 Sysco                                                 10,400        372

 Wal-Mart                                              32,360        1,622

                                                                     2,283

 Household Products  0.4%
 Procter & Gamble                                      6,700         355

                                                                     355

 Personal Products  0.9%
 Estee Lauder, Class A                                 400           18

 Gillette                                              13,400        676

                                                                     694

 Tobacco  0.5%
 Altria Group                                          6,050         396

                                                                     396

 Total Consumer Staples                                              4,573

 ENERGY  5.6%
 Energy Equipment & Services  3.8%
 Baker Hughes                                          20,170        897

 BJ Services                                           2,040         106

 Schlumberger                                          15,500        1,093

 Smith International                                   12,800        803

 Transocean *                                          3,600         185

                                                                     3,084

 Oil & Gas  1.8%
 ChevronTexaco                                         10,300        601

 ExxonMobil                                            10,800        644

 Murphy Oil                                            2,700         266

                                                                     1,511

 Total Energy                                                        4,595

 FINANCIALS  20.7%
 Capital Markets  9.1%
 AmeriTrade *                                          36,200        370

 Bank of New York                                      9,900         288

 Charles Schwab                                        34,430        362

 Franklin Resources                                    14,400        988

 Goldman Sachs                                         7,300         803

 Legg Mason                                            11,000        859

 Mellon Financial                                      15,790        451

 Merrill Lynch                                         15,400        872

 Morgan Stanley                                        7,420         425

 Northern Trust                                        14,600        634

 State Street                                          32,600        1,425

                                                                     7,477

 Commercial Banks  2.6%
 Bank of America                                       20,100        886

 U.S. Bancorp                                          18,800        542

 Wells Fargo                                           11,740        702

                                                                     2,130

 Consumer Finance  2.1%
 American Express                                      19,880        1,021

 SLM Corporation                                       13,800        688

                                                                     1,709

 Diversified Financial Services  3.3%
 Citigroup                                             61,130        2,747

                                                                     2,747

 Insurance  3.6%
 American International Group                          29,110        1,613

 Hartford Financial Services                           11,100        761

 Marsh & McLennan                                      16,300        496

 St. Paul Companies                                    2,885         106

                                                                     2,976

 Total Financials                                                    17,039

 HEALTH CARE  15.2%
 Biotechnology  3.1%
 Amgen *                                               21,400        1,246

 Biogen IDEC *                                         6,100         211

 Genentech *                                           9,300         526

 Gilead Sciences *                                     17,100        612

                                                                     2,595

 Health Care Equipment & Supplies  2.6%
 Biomet                                                10,000        363

 Boston Scientific *                                   6,000         175

 Medtronic                                             20,840        1,062

 St. Jude Medical *                                    5,500         198

 Stryker                                               7,800         348

                                                                     2,146

 Health Care Providers & Services  5.6%
 UnitedHealth Group                                    30,200        2,881

 WellPoint *                                           13,500        1,692

                                                                     4,573

 Pharmaceuticals  3.9%
 Abbott Laboratories                                   4,600         214

 Eli Lilly                                             1,000         52

 Forest Laboratories *                                 300           11

 IVAX *                                                2,100         42

 Johnson & Johnson                                     17,600        1,182

 Pfizer                                                27,648        726

 Teva Pharmaceutical ADR                               14,000        434

 Wyeth                                                 12,200        515

                                                                     3,176

 Total Health Care                                                   12,490

 INDUSTRIALS & BUSINESS SERVICES  11.5%
 Aerospace & Defense  2.0%
 General Dynamics                                      3,300         353

 Honeywell International                               16,500        614

 Lockheed Martin                                       7,800         476

 Rockwell Collins                                      4,000         191

                                                                     1,634

 Air Freight & Logistics  0.2%
 UPS, Class B                                          3,000         218

                                                                     218

 Commercial Services & Supplies  1.3%
 Apollo Group, Class A *                               9,300         689

 Cendant                                               13,400        275

 ChoicePoint *                                         2,600         104

                                                                     1,068

 Industrial Conglomerates  5.1%
 GE                                                    73,870        2,664

 Tyco International                                    44,330        1,498

                                                                     4,162

 Machinery  2.9%
 Danaher                                               31,800        1,699

 Deere                                                 9,800         658

                                                                     2,357

 Road & Rail  0.0%
 Union Pacific                                         200           14

                                                                     14

 Total Industrials & Business Services                               9,453

 INFORMATION TECHNOLOGY  22.6%
 Communications Equipment  3.7%
 Cisco Systems *                                       58,350        1,044

 Corning *                                             29,000        323

 Juniper Networks *                                    16,400        362

 Nokia ADR *                                           34,300        529

 QUALCOMM                                              15,500        568

 Research In Motion *                                  3,100         237

                                                                     3,063

 Computers & Peripherals  2.6%
 Dell *                                                40,330        1,550

 EMC *                                                 29,700        366

 IBM                                                   2,300         210

                                                                     2,126

 Internet Software & Services  2.3%
 Google, Class A *                                     3,100         560

 IAC/InterActiveCorp *                                 13,000        289

 Yahoo! *                                              29,600        1,003

                                                                     1,852

 IT Services  2.6%
 Accenture, Class A *                                  13,000        314

 Affiliated Computer Services, Class A *               7,800         415

 Automatic Data Processing                             12,800        576

 First Data                                            11,280        444

 Fiserv *                                              8,300         330

 Paychex                                               1,900         62

                                                                     2,141

 Semiconductor & Semiconductor Equipment  5.8%
 Analog Devices                                        18,700        676

 Intel                                                 52,300        1,215

 KLA-Tencor *                                          3,500         161

 Linear Technology                                     4,300         165

 Marvell Technology Group *                            2,000         76

 Maxim Integrated Products                             23,800        973

 Microchip Technology                                  5,600         145

 Samsung Electronics (KRW)                             400           198

 Texas Instruments                                     19,800        505

 Xilinx                                                23,040        673

                                                                     4,787

 Software  5.6%
 Adobe Systems                                         9,300         625

 Intuit *                                              10,100        442

 Microsoft                                             101,520       2,454

 Oracle *                                              55,800        696

 VERITAS Software *                                    15,300        355

                                                                     4,572

 Total Information Technology                                        18,541

 MATERIALS  1.3%
 Metals & Mining  1.3%
 BHP Billiton (AUD)                                    39,500        546

 Nucor                                                 9,300         535

 Total Materials                                                     1,081

 TELECOMMUNICATION SERVICES  2.3%
 Diversified Telecommunication Services  0.4%
 Telus (Non-voting shares)                             10,600        327

                                                                     327

 Wireless Telecommunication Services  1.9%
 America Movil ADR, Series L                           6,300         325

 Nextel Communications, Class A *                      33,500        952

 Vodafone ADR                                          10,030        266

                                                                     1,543

 Total Telecommunication Services                                    1,870

 Total Common Stocks (Cost  $75,270)                                 81,275

 SHORT-TERM INVESTMENTS  1.6%
 Money Market Fund  1.6%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       1,318,322     1,318

 Total Short-Term Investments (Cost  $1,318)                         1,318

 Total Investments in Securities
 100.6% of Net Assets (Cost $76,588)                              $  82,593

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
ADR   American Depository Receipts
AUD   Australian dollar
KRW   South Korean won

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Blue Chip Growth Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $76,588,000. Net unrealized gain aggregated $6,005,000 at period-end, of which $8,031,000 related to appreciated investments and $2,026,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $6,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $1,318,000 and $1,826,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                     SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005